                                                THE COMMERCE FUNDS
                                                Annual Report - October 31, 1998











                                                        commerce funds

Building on Your Values



The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.



The power of professional commitment

Behind each of The Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.



Strength, insight, and service: good reasons to invest with The Commerce Funds.





                              The Commerce Funds

                             International Equity

                                    MidCap

                                    Growth

                               Growth and Income

                                   Balanced

                               Missouri Tax-Free
                               Intermediate Bond

                               National Tax-Free
                               Intermediate Bond

                                     Bond

                             Short-Term Government




                                   Potential
                                    Return


                                     Risk





        In general, greater returns are associated with greater risks.

                                                                 COMMERCE FUNDS
Shareholder Letter
 Dear Shareholder,

 WE ARE PLEASED TO INTRODUCE A NEW LOOK AND FORMAT FOR THE COMMERCE FUNDS AN-NUAL REPORT. THIS ANNUAL REPORT CONTAINS DETAILED PERFORMANCE AND FINANCIAL INFORMATION ABOUT EACH OF THE NINE COMMERCE FUNDS PORTFOLIOS. IN THIS SHARE-HOLDER LETTER, OUR OBJECTIVE IS TO PROVIDE AN INFORMATIVE ECONOMIC COMMEN-TARY, AS IT RELATES TO THE RECENT PERFORMANCE OF THE COMMERCE FUNDS, AND OUR OUTLOOK FOR THE FUTURE.

                   Market and Economic Update

                   Turmoil in many Asian economies, Japan in particular, prompted much of the instability and disruptive currency fluctuations experienced across world markets. Despite ex-treme market volatility early this fall, the U.S. economy remains strong. While it is important to recognize the im-pact of the interrelationship between U.S. markets and the global marketplace, we don't think it is likely that any economic imbalances will trigger a recession. With low in-flation, low unemployment, and a balanced budget, our fi-nancial system is very solid.

                   Over the 12-month period ended October 31, 1998, the S&P 500 posted an approximate 22% return. There have been some stomach-turning ups and downs in the financial markets over the past 12-months. Cashing out and trying to effectively time re-entry makes it all too easy to miss buying opportu-nities that occur only every few years. Specifically, there is potential for good returns among medium-sized companies where price-to-earnings ratios are attractive relative to the S&P 500 average. Throughout the period, we have re-mained invested, while continuing to look for select, stra-tegic buying opportunities.

                   It has also been an unusual year in the bond markets, not in terms of results, but in the way these results have been generated. Normally, investors are compensated to take on more risk with lower quality bonds. This year, U.S. Trea-suries have been the highest performing asset class. High yielding "junk" bonds experienced a negative return -- an example of the risk associated with intense periods of re-versal. Though we participate in all investment grade bond sectors, we recently increased the allocation in asset-backed securities, which are bonds backed by specific pools of assets, such as credit card receivables. In addition, we deliberately purchased in the down-trending market to take advantage of lower prices to add to yield.

                   Volatile markets underscore the benefits of asset alloca-tion and provide an important opportunity to validate the assumptions of the planning process. While sobering in many ways, volatility also offers opportunities to re-balance assets, buy-into undervalued markets, and redistribute dol-lars from assets that have grown disproportionate to the overall portfolio.

                   We believe the underlying strength of the U.S. economy will accrue to the value of a diversified, professionally man-aged portfolio. We will continue to work diligently to pro-vide quality investments that help you meet your investment objectives over the long term. We are pleased to have you as a Commerce Funds shareholder.

                   Sincerely,

                   Peter F. Mackie
                   President
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

COMMERCE SHORT-TERM GOVERNMENT FUND
Shareholder Letter

 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE SHORT-TERM GOV-ERNMENT FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 7.94% for the 12 months ended October 31, 1998. (Refer to the Short-Term Government Fund's Performance Summary for the perfor-mance information pertaining to the Service Shares.) This compares with a 6.87% return for the Lipper Short U.S. Gov-ernment Funds Index and a 8.62% return for the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index.

                   Portfolio Highlights

                   .The Fund was positioned with a near-maximum average matu-rity during the second half of the fiscal period. We are maintaining that maturity position and look to add value for our shareholders. We will seek to achieve this by in-vesting in higher-yielding securities, including mortgage-backed securities with short, stable average lives.

                   .We expect that well-structured mortgage securities will continue to provide good risk- adjusted incremental re-turns.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed Income Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 20, 1998

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index ("Salomon Bros. Treas./Gov't") and the Lipper Short US Government ("Gov't") Funds Index) are shown. The per-formance data represents past performance and should not be considered indic-ative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differ-ences in fees and loads.

 SHORT-TERM GOVERNMENT FUND'S--INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 12, 1994 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

                      Institutional  Salomon Brothers  Lipper Short
        12/12/94          10,000          10,000          10,000
        10/31/95          11,072          11,082          10,930
        10/31/96          11,629          11,736          11,520
        10/31/97          12,379          12,533          12,248
        10/31/98          13,362          13,613          13,090

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)              7.73%    7.94%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                         7.38%    7.67%
  Including sales charges (maximum sales charge 2.00%)            6.22%    5.50%
 -------------------------------------------------------------------------------

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments
October 31, 1998

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  COLLATERALIZED MORTGAGE OBLIGATIONS - 42.1%
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
  $  250,000               5.00%                        03/25/28                       $   234,728
  CMC Securities Corp. REMIC Series 1993-B, Class B4
   1,236,712               6.85                         04/25/23                         1,237,231
  Countrywide Home Loans, Inc.
     517,436               8.00                         08/25/27                           531,553
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1205, Class G
     250,000               7.00                         03/15/07                           257,577
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1360, Class PE
     210,000               3.50                         12/15/17                           206,850
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1526, Class N
   1,428,794               6.50                         12/15/22                         1,441,739
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1619, Class EC
     500,000               5.60                         11/15/23                           499,685
  Federal Home Loan Mortgage Corp. REMIC Series 1112, Class F
      47,688               8.40                         01/15/21                            48,046
  Federal Home Loan Mortgage Corp. REMIC Series 1574, Class P
     169,878               6.50                         07/15/23                           170,303
  Federal Home Loan Mortgage Corp. REMIC Series 1617, Class C
     149,000               6.50                         02/15/23                           150,909
  Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
     200,000               6.00                         11/15/23                           200,812
  Federal Home Loan Mortgage Corp. REMIC Series 1727, Class E
     660,000               6.50                         04/15/18                           670,930
  Federal Home Loan Mortgage Corp. Series 1255, Class G
     284,895               7.50                         07/15/21                           290,593
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
     500,000               6.60                         08/15/22                           519,685
  Federal Home Loan Mortgage Corp. Series 180, Class G
     400,590               8.00                         09/15/21                           404,844
  Federal National Mortgage Assn. REMIC PAC Series 1991-118, Class K
     356,730               7.00                         08/25/21                           360,853
  Federal National Mortgage Assn. REMIC PAC Series 1992-129, Class G
     354,485               4.00                         06/25/18                           350,606
  Federal National Mortgage Assn. REMIC PAC Series 1992-49, Class H
     161,625               7.00                         05/25/20                           162,029
  Federal National Mortgage Assn. REMIC PAC Series 1993-208, Class L
      24,652               6.50                         03/25/23                            24,798
  Federal National Mortgage Assn. REMIC PAC Series 1996-28, Class PE
     281,000               6.50                         03/25/20                           290,484
  Federal National Mortgage Assn. REMIC PAC Series G92-35, Class D
     210,000               4.50                         08/25/21                           206,653

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
  $  447,385               7.50%                        01/25/07                       $   461,504
  Federal National Mortgage Assn. REMIC Series 1993-225C, Class NE
   1,750,390               6.50                         12/25/22                         1,750,390
  Federal National Mortgage Assn. REMIC Series 1993-245, Class N
     200,000               6.50                         12/25/23                           202,624
  Federal National Mortgage Assn. REMIC Series 1993-76, Class A
     357,532               6.00                         06/25/08                           357,532
  Federal National Mortgage Assn. REMIC Series 1994-23, Class A
     158,679               6.00                         12/25/22                           158,481
  Federal National Mortgage Assn. REMIC Series G94-9, Class C
     250,000               6.25                         04/17/10                           250,780
  Federal National Mortgage Assn. REMIC Series X-130A, Class H
     510,000               6.30                         09/25/18                           520,996
  Federal National Mortgage Assn. REMIC Series X-225C, Class G
     630,334               6.50                         11/25/22                           630,530
  Federal National Mortgage Assn. REMIC Series X-225C, Class NB
   1,539,176               6.50                         12/25/22                         1,542,531
  Federal National Mortgage Assn. REMIC Series X-225C, Class NC
   3,229,000               6.50                         03/25/23                         3,273,399
  Federal National Mortgage Assn. Series 1993-139, Class KB
     818,404               7.00                         11/25/00                           828,119
  Federal National Mortgage Assn. Series 1995-19E, Class L
     282,018               6.25                         08/25/08                           286,775
  Federal National Mortgage Assn. Series1996-55 Class G, Class G
   1,071,732               7.00                         04/25/14                         1,074,814
  GE Capital Mortgage Services, Inc. REMIC Series 1997-8, Class A11
   1,500,000               7.25                         10/25/27                         1,533,398
  GE Capital Mortgage Services, Inc. Series 1993-16, Class A4
      48,934               6.25                         12/25/23                            48,888
  Independent National Mortgage Corp. REMIC
   Series 1995-M, Class A1
     214,708               7.50                         09/25/25                           215,176
  Prudential Home Mortgage Securities Co. REMIC PAC Series 1993-3, Class A6
   4,000,000               7.40                         02/25/08                         4,197,480
  Prudential Home Mortgage Securities Series 1993-43, Class A1
     416,412               5.40                         10/25/23                           414,980
  Residential Funding Mortgage Securities I REMIC PAC Series 1994-S1, Class
   A7
     279,512               6.57                         01/25/24                           279,484
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12,
   Class A2
   1,500,000               7.25                         08/25/10                         1,524,375
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1997-S3,
   Class A3
     250,000               7.30                         03/25/07                           254,382
  Residential Funding Mortgage Securities Series 1993-S49, Class A2
     643,050               6.00                         12/25/08                           643,647

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                              VALUE
  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
  Saxon Mortgage Securities Corp. REMIC Series 1993-8A, Class 1A5
  $  500,000               7.38%                        09/25/23                       $   515,352
  Securitized Asset Sales, Inc. Series 1993-7, Class T
     470,000               6.25                         12/25/23                           484,537
 -------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $28,978,626)                                                                   $29,711,082
 -------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS - 2.8%
  Federal Home Loan Mortgage Corp.
  $   15,833               8.75%                        02/01/01                       $    16,095
      21,034               8.75                         04/01/01                            22,119
     178,469               8.25                         08/01/01                           180,700
     121,164               7.75                         09/01/07                           124,299
  Federal National Mortgage Assn.
     350,332               8.00                         12/01/07                           364,745
     389,399               6.50                         02/01/12                           395,178
     183,647               9.00                         07/01/24                           195,041
  Government National Mortgage Assn.
     267,667               8.00                         10/15/16                           280,129
     394,957               8.00                         07/15/17                           413,026
 -------------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (COST $1,954,946)                                                                    $ 1,991,332
 -------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.6%
  Federal Agriculture Mortgage Corp.
  $  500,000               6.69%                        02/10/00                       $   512,660
  Federal Farm Credit Bank
   1,000,000               7.17                         04/03/00                         1,033,120
   1,000,000               6.10                         11/19/01                         1,036,090
  Federal Home Loan Bank
     530,000               7.13                         03/27/00                           547,140
   1,250,000               7.44                         08/10/01                         1,335,550
   1,000,000               6.53                         08/28/01                         1,045,780
   1,000,000               6.63                         08/28/01                         1,051,450
     965,000               7.56                         02/27/02                         1,045,664
   4,000,000               7.17                         07/22/02                         4,318,120
   1,630,000               6.89                         04/06/04                         1,773,130
   1,700,000               5.43                         09/24/08                         1,701,853
  Federal Home Loan Mortgage Corp.
     500,000               7.90                         01/27/00                           518,750
   1,000,000               6.52                         08/25/00                         1,030,620
     500,000               6.70                         07/25/01                           524,455
     200,000               5.75                         04/15/08                           207,750
  Federal National Mortgage Assn.
   1,000,000               9.20                         09/11/00                         1,078,590
     250,000               6.18                         03/15/01                           257,812
     500,000               6.63                         04/18/01                           525,155
     700,000               6.38                         08/14/01                           728,987
   3,050,000               5.75                         04/15/03                         3,167,700
     625,000               7.40                         07/01/04                           697,950
     215,000               7.88                         02/24/05                           248,022
  Israel Aid Series 5A
   2,000,000               7.75                         11/15/99                         2,056,620

  PRINCIPAL             INTEREST                       MATURITY
    AMOUNT                RATE                           DATE                            VALUE
  U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)
  Student Loan Marketing Assn.
  $  180,000              6.05                         09/14/00                     $   183,825
  Tennessee Valley Authority 1989, Series D
     575,000              6.00%                        11/01/00                         586,678
  U.S. Department of Housing & Urban Development Series 1994-A
     100,000              6.44                         08/01/02                         104,837
  U.S. Department of Housing & Urban Development Series 1995-A
   1,250,000              8.15                         08/01/00                       1,315,162
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $28,075,840)                                                                $28,633,470
 ----------------------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 8.8%
  United States Treasury Notes
  $1,500,000              6.00%                        07/31/02                     $ 1,582,260
     600,000              5.75                         08/15/03                         635,904
   3,550,000              6.50                         10/15/06                       3,982,106
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $6,011,657)                                                                 $ 6,200,270
 ----------------------------------------------------------------------------------------------
  SHORT TERM OBLIGATIONS - 4.5%
  Federal Home Loan Mortgage Corp. Discount Notes
  $  715,000              4.06%(a)                     11/06/98                     $   714,523
   1,808,000              4.49(a)                      11/13/98                       1,805,107
  State Street Bank & Trust Company Repurchase Agreement(b)
  $  610,000              5.25%                        11/02/98                     $   610,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT TERM INVESTMENTS
  (COST $3,129,630)                                                                 $ 3,129,630
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $68,150,699)(C)                                                             $69,665,784
 ----------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
   value exceeds cost                                                               $ 1,628,215
  Gross unrealized loss for investments in which
   cost exceeds value                                                                 (113,130)
 ----------------------------------------------------------------------------------------------
  Net unrealized gain                                                               $ 1,515,085
 ----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of in-vestments in that category as a percentage of total net assets.

 (a) The interest rate disclosed for this security represents the effective yield to maturity.
 (b) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (c) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 PAC --Planned Amortization Class
 REMIC --Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE BOND FUND
Shareholder Letter

 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE BOND FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 8.27% for the 12 months ended October 31, 1998. (Refer to the Bond Fund's Performance Summary for the performance information pertaining to the Service Shares.) This compares with a 7.97% return for the Lipper Intermediate Investment Grade Debt Funds Index and a 9.34% return for the Lehman Brothers Aggregate Bond Index.

                   Portfolio Highlights

                   .The Bond Fund was positioned slightly long of its duration benchmark for the second half of the fiscal period. We con-tinue to run our duration slightly longer than our bench-mark as inflation adjusted yields are attractive, especially with inflation continuing to be benign. We ex-pect to maintain our positive duration while maintaining exposure to higher-yielding securities.

                   .The U.S. Treasury market benefited from the world finan-cial turmoil of the past several months. The demand for high quality credits, and for liquidity, boosted the demand for U.S. Treasury securities. Yields declined for all matu-rities. The thirty-year bond traded below 5% for the first time. Corporate bonds also continued their under-perfor-mance that started earlier this year.

                   .Credit spreads have reached levels last seen during the recession of the early 1990's. The Fund took advantage of the widening in credit spreads to increase its exposure to corporate securities. These purchases were funded by the sale of U.S. Treasury securities, and new subscriptions that came into the Fund. Mortgage exposure decreased through run-off. The Fund continues to maintain exceptional credit quality, with an average quality rating of AA+.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

                                                              COMMERCE BOND FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Lehman Brothers Aggregate Bond Index ("Lehman Agg Bond Index") and the Lipper Intermediate Investment Grade Debt Funds Index ("Lipper Interm Debt Funds Index")) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and loads.

BOND FUND'S - INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 12, 1994 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

           Institutional  Lehman Agg Bond Index  Lipper Interm Debt Funds Index
12/12/94       10,000            10,000                  10,000
10/31/95       11,559            11,542                  11,402
10/31/96       12,106            12,216                  12,030
10/31/97       13,135            13,302                  13,038
10/31/98       14,221            14,544                  14,078

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)              9.47%    8.27%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                         8.52%    8.05%
  Including sales charges (maximum sales charge 3.50%)            6.42%    4.29%
 -------------------------------------------------------------------------------

COMMERCE BOND FUND
Statement of Investments
October 31, 1998

   PRINCIPAL             INTEREST                      MATURITY
    AMOUNT                 RATE                          DATE                             VALUE
  ASSET-BACKED SECURITIES - 33.6%
  AUTO - 2.3%
  Fifth Third Bank Auto Grantor Trust Series 1996-A, Class A
  $ 2,501,801              6.20%                       09/15/01                     $  2,510,382
  NationsBank Auto Owner Trust Series 1996-A, Class A4
    4,500,000              6.63                        12/15/00                        4,540,770
                                                                                    ------------
                                                                                       7,051,152
 -----------------------------------------------------------------------------------------------
  COMMERCIAL - 0.8%
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
    2,500,000              6.64                        03/18/11                        2,508,975
 -----------------------------------------------------------------------------------------------
  CREDIT CARD - 12.5%
  American Express Credit Account Master Trust Series 1996-1, Class B
    2,000,000              6.95                        12/15/03                        2,065,000
  American Express Master Trust Series 1994-3, Class A
    2,000,000              7.85                        08/15/05                        2,204,360
  Chemical Master Credit Card Trust I Series 1995-3, Class A
    2,000,000              6.23                        04/15/05                        2,055,620
  Chemical Master Credit Card Trust I Series 1996-1, Class B
    1,000,000              5.71                        09/15/03                        1,002,810
  Chemical Master Credit Card Trust I Series 1996-2, Class A
    2,500,000              5.98                        09/15/08                        2,532,025
  Chemical Master Credit Card Trust I Series 1996-2, Class B
    2,500,000              6.16                        09/15/08                        2,514,050
  Citibank Credit Card Master Trust I Series 1997-6, Class B
    2,000,000              5.88(a)                     08/15/06                        1,422,500
  Discover Card Master Trust I Series 1993-3, Class A
    2,000,000              6.20                        11/15/03                        2,061,860
  Discover Card Trust Series 1991-F, Class B
    7,350,000              8.35                        11/21/00                        7,356,836
  First USA Credit Card Master Trust 1997-6, Class B
    2,000,000              6.58                        03/17/05                        2,077,952
  First USA Secured Note Trust Series 98-2, Class C+
    3,000,000              6.80                        02/18/11                        3,085,800
  MBNA Master Credit Card Trust Series 1995-C, Class A
    2,000,000              6.45                        02/15/08                        2,090,620
  Metris Master Trust Series 1997-1, Class B
    1,000,000              7.11                        10/20/05                        1,042,500
  Standard Credit Card Master Trust Series 1993-2, Class A
    2,000,000              5.95                        10/07/04                        2,052,960
  Standard Credit Card Master Trust Series 1995-1, Class A
    2,000,000              8.25                        01/07/07                        2,305,040
  Standard Credit Card Master Trust Series 1995-1, Class B
    2,000,000              8.45                        01/07/07                        2,286,260
                                                                                    ------------
                                                                                      38,156,193
 -----------------------------------------------------------------------------------------------
  EQUIPMENT - 0.2%
  Green Tree Recreational, Equipment & Consumer Trust 1996-A, Class A1
      678,503              5.55                        02/15/18                          680,885
 -----------------------------------------------------------------------------------------------

   PRINCIPAL             INTEREST                     MATURITY
    AMOUNT                 RATE                         DATE                             VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  HOME EQUITY - 6.4%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
  $ 1,500,000              7.63%                      09/18/21                     $  1,591,890
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
    3,791,637              8.92                       01/25/26                        4,270,483
  American Business Financial Services, Inc. 1996-1, Class A+
    4,372,180              7.95                       09/15/26                        4,404,971
  Corestates Home Equity Trust Series 1993-2, Class A
      401,554              5.10                       03/15/09                          399,365
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
    1,236,374              7.50                       03/25/07                        1,235,459
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
    1,934,126              7.50                       03/25/27                        1,942,985
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class B1
    3,937,911              7.33                       12/25/28                        3,774,291
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
    1,968,955              7.14                       12/25/28                        1,989,590
                                                                                   ------------
                                                                                     19,609,034
 ----------------------------------------------------------------------------------------------
  MANUFACTURED HOUSING - 11.0%
  Associates Manufactured Housing Series 1996-1, Class A5
    5,000,000              7.60                       03/15/27                        5,364,244
  Green Tree Financial Corp. Series 1993-4, Class A4
    2,000,000              6.60                       01/15/19                        2,045,740
  Green Tree Financial Corp. Series 1993-4, Class A5
    4,000,000              7.05                       01/15/19                        4,181,507
  Green Tree Financial Corp. Series 1994-2, Class A4
    4,000,000              7.90                       05/15/19                        4,196,774
  Green Tree Financial Corp. Series 1995-1, Class B1
      200,000              9.00                       06/15/25                          212,258
  Green Tree Financial Corp. Series 1995-5, Class B1
    2,000,000              7.30                       09/15/26                        2,025,620
  Green Tree Financial Corp. Series 1995-8, Class B1
      200,000              7.30                       12/15/26                          204,710
  Green Tree Financial Corp. Series 1996-4, Class A7
    4,000,000              7.90                       06/15/27                        4,304,648
  Green Tree Financial Corp. Series 1996-8, Class M1
    2,000,000              7.85                       10/15/27                        2,113,265
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
    2,500,000              7.28                       01/15/29                        2,521,725
  Indymac Manufactured Housing Contract (Credit Suisse First Boston)
   Series 1997-1, Class A3
    2,993,343              6.61                       02/25/28                        3,049,198
  Indymac Manufactured Housing Contract (Credit Suisse First Boston)
   Series 1997-1, Class M
    2,000,000              7.11                       02/25/28                        1,954,920
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
    1,500,000              7.13                       05/15/27                        1,573,777
                                                                                   ------------
                                                                                     33,748,386
 ----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                              COMMERCE BOND FUND

   PRINCIPAL             INTEREST                     MATURITY
    AMOUNT                 RATE                         DATE                             VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  UTILITIES - 0.4%
  California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-
   1, Class A6
  $ 1,250,000              6.40%                      09/25/05                     $  1,265,562
 ----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $96,754,468)                                                               $103,020,187
 ----------------------------------------------------------------------------------------------

  COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
  Asset Securitization Corp. Class A1
  $ 1,909,037              7.10%                      08/13/29                     $  2,023,522
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
    1,000,000              5.00                       03/25/28                          938,910
  Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B,
   Class A5
    1,333,571              6.75                       11/25/23                        1,375,712
  Residential Asset Securitization Trust REMIC Series 1997-A1, Class A7
    3,000,000              7.38                       03/25/27                        3,075,468
  Federal Home Loan Mortgage PC Series 1652, Class PJ
    3,000,000              6.60                       08/15/22                        3,118,110
  Federal Home Loan Mortgage REMIC PAC Series 1579, Class PM
    1,235,000              6.70                       09/15/23                        1,291,724
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
    2,236,924              7.50                       01/25/07                        2,307,521
  Federal National Mortgage Assn. REMIC Series X-130A, Class H
    1,500,000              6.30                       09/25/18                        1,532,340
  Federal National Mortgage Assn. Series1996-55 Class G, Class G
    1,428,977              7.00                       04/25/14                        1,433,085
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
    3,079,421              7.35                       07/15/05                        3,253,901
  Norwest Asset Securities Corp. Series 1998-21, Class B1
    1,291,694              6.50                       09/25/13                        1,304,626
  PNC Mortgage Securities Corp. REMIC Series 1996-1, Class A10
    1,766,029              7.50                       09/25/09                        1,839,972
 ----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $25,922,359)                                                               $ 23,494,891
 ----------------------------------------------------------------------------------------------

  CORPORATE OBLIGATIONS - 26.5%
  FINANCIAL - 16.0%
  Allstate Corp.
  $   814,000              6.75%                      05/15/18                     $    795,115
  American Express Credit Corp.
    2,000,000              6.13                       11/15/01                        2,048,180
  Associates Corp. N.A.
    1,900,000              6.95                       11/01/18                        1,875,984
  BankAmerica Corp.
    3,500,000              6.88                       06/01/03                        3,660,230
  Chemical Bank
    2,000,000              6.70                       08/15/08                        2,083,080

   PRINCIPAL             INTEREST                     MATURITY
    AMOUNT                 RATE                         DATE                             VALUE
  CORPORATE OBLIGATIONS - (CONTINUED)
  Equitable Life Assurance Society of the United States+
  $ 6,000,000              7.70%                      12/01/15                     $  6,596,520
  Ford Motor Company Credit Corp.
    2,000,000              6.63                       06/30/03                        2,093,480
  General Motors Acceptance Corp.
    2,000,000              5.88                       01/22/03                        2,028,300
    2,000,000              6.63                       10/15/05                        2,085,840
  Hanson Overseas BV
    2,000,000              6.75                       09/15/05                        2,100,220
  Metropolitan Life Insurance Co.+
    4,000,000              7.70                       11/01/15                        4,573,120
  Morgan Stanley Group, Inc.
    2,000,000              6.75                       03/04/03                        2,069,440
  NationsBank Corp.
    1,000,000              7.75                       08/15/15                        1,051,120
    1,000,000              7.80                       09/15/16                        1,080,940
  PNC Bank, N.A.
    2,000,000              7.88                       04/15/05                        2,185,580
  Salomon Smith Barney, Inc.
    3,500,000              6.63                       06/01/00                        3,540,530
  Swiss Bank Corp.
    4,000,000              7.38                       06/15/17                        4,083,160
    5,000,000              7.50                       07/15/25                        5,074,700
                                                                                   ------------
                                                                                     49,025,539
 ----------------------------------------------------------------------------------------------
  INDUSTRIAL - 7.6%
  Ford Motor Co.
    5,000,000              6.50                       08/01/18                        4,727,250
  Lafarge Corp.
    3,500,000              6.88                       07/15/13                        3,538,360
  Receipts On Corporate Securities Trust CHR-1998-1+
    5,187,062              6.50                       08/01/18                        5,361,451
  Receipts On Corporate Securities Trust NSC-1998-1+
    4,193,551              6.38                       05/15/17                        4,160,463
  Service Master Co.
    3,000,000              7.10                       03/01/18                        3,009,630
  TRW, Inc.
    2,500,000              6.05                       01/15/05                        2,553,700
                                                                                   ------------
                                                                                     23,350,854
 ----------------------------------------------------------------------------------------------
  UTILITIES - 2.9%
  Duke Power Corp.
    1,000,000              7.37                       02/02/04                        1,102,530
  GTE Corp.
    5,500,000              6.84                       04/15/18                        5,575,460
  Hydro Quebec Note
    1,000,000              7.96                       12/17/01                        1,076,660
  Union Electric Co.
    1,000,000              6.75                       10/15/99                        1,013,380
                                                                                   ------------
                                                                                      8,768,030
 ----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (COST $79,420,025)                                                               $ 81,144,423
 ----------------------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE BOND FUND
Statement of Investments
October 31, 1998

   PRINCIPAL             INTEREST                     MATURITY
    AMOUNT                 RATE                         DATE                             VALUE
  MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS - 16.7%
  Federal Home Loan Mortgage Corp.
  $ 1,632,111              6.00%                      12/01/13                     $  1,648,318
    1,507,576              8.50                       02/01/19                        1,581,794
    1,757,739              8.50                       03/01/21                        1,843,305
   10,749,272              7.00                       05/01/26                       10,964,258
  Federal National Mortgage Assn.
    1,164,276              7.19                       07/01/06                        1,265,688
    3,645,741              5.50                       01/01/09                        3,599,586
    2,814,971              7.00                       07/01/09                        2,873,888
      778,798              6.50                       02/01/12                          790,356
    1,641,657              6.00                       12/01/13                        1,640,278
    1,384,434              6.50                       07/01/14                        1,401,947
    1,332,663              9.00                       11/01/21                        1,412,609
      559,410              9.00                       02/01/25                          593,669
    3,230,136              6.50                       03/01/26                        3,256,365
  Government National Mortgage Assn.
    3,310,507              8.00                       02/15/22                        3,440,842
    4,009,400              7.00                       09/15/23                        4,105,866
    1,619,670              7.50                       08/20/25                        1,663,191
    8,951,379              7.50                       07/20/26                        9,191,902
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (COST $48,671,478)                                                               $ 51,273,862
 ----------------------------------------------------------------------------------------------

  U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
  Federal Home Loan Bank
  $ 1,000,000              6.32%                      02/01/00                     $  1,020,410
  Federal Home Loan Mortgage Corp.
    1,000,000              6.20                       04/15/03                        1,055,310
  Federal National Mortgage Assn.
    8,000,000              5.75                       04/15/03                        8,308,720
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $9,907,134)                                                                $ 10,384,440
 ----------------------------------------------------------------------------------------------

  U.S. TREASURY OBLIGATIONS - 11.1%
  United States Treasury Bonds
  $ 1,000,000              7.50%                      11/15/16                     $  1,246,250
    5,000,000              7.88                       02/15/21                        6,587,500
  United States Treasury Notes
   10,000,000              7.00                       07/15/06                       11,515,600
   13,000,000              6.50                       10/15/06                       14,582,360
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $31,395,922)                                                               $ 33,931,710
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $292,071,386)(B)                                                           $303,249,513
 ----------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds cost                 $12,600,717
  Gross unrealized loss for investments in which cost exceeds value                  (1,422,590)
 ----------------------------------------------------------------------------------------------
  Net unrealized gain                                                               $11,178,127
 ----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securi-ties Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (a) The interest rate disclosed for this security represents the effective yield to maturity.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COMMERCE BALANCED FUND
Shareholder Letter

 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE BALANCED FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 8.68% for the 12 months ended October 31, 1998. (Refer to the Bal-anced Fund's Performance Summary for the performance infor-mation pertaining to the Service Shares.) This compares with a 17.45% return for the composite of 60% of the Stan-dard and Poor's 500 Index with Income ("S&P 500")/40% Leh-man Brothers Aggregate Bond Index and a 10.73% return for the Lipper Balanced Funds Index.

                   Portfolio Highlights

                   .The equity portion of the Fund is composed of a blend of large and middle capitalization stocks. The companies cho-sen for the Fund are selected from both the growth and value universes. We have diversified the portfolio among various S&P industry groups (such as the S&P 500 and S&P Mid-Cap 400). We have over-weighted the retailing, producer manufacturing and commercial service sectors, and have un-der-weighted the health technology, consumer non-durables and the utility sectors.

                   .The fixed-income portion of the Fund was positioned slightly long to its duration benchmark for the second half of 1998. We continue to run our duration slightly longer than our benchmark as inflation adjusted yields are attrac-tive.

                   .We also took advantage of the widening in credit spreads to increase our exposure to corporate securities. These purchases were funded by the sale of U.S. Treasury securi-ties, the fixed- income portion of the Fund continues to have exceptional credit quality, with an average quality rating of AA+.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Balanced Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

COMMERCE BALANCED FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the composite of the Standard & Poor's 500 Index with Income ("S&P 500") (weighted at 60%) and the Lehman Brothers Aggregate Bond Index (weighted at 40%) ("Combined S&P 500 and Lehman Bond Index") and the Lipper Balanced Funds Index) are shown. The per-formance data represents past performance and should not be considered indic-ative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differ-ences in fees and loads.

 BALANCED FUND'S - INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 12, 1994 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

                Institutional    Combined S&P 500    Lipper Balanced Funds Index
  12/12/94          10,000            10,000                   10,000
    Oct-95          12,614            12,577                   12,139
    Oct-96          14,442            14,658                   13,900
    Oct-97          17,319            17,971                   16,717
    Oct-98          18,822            21,107                   18,510

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)             17.65%    8.68%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                        13.59%    8.36%
  Including sales charges (maximum sales charge 3.50%)           11.41%    4.55%
 -------------------------------------------------------------------------------

                                                          COMMERCE BALANCED FUND
Statement of Investments
October 31, 1998

  SHARES DESCRIPTION                              VALUE
  COMMON STOCKS - 60.9%
  ADVERTISING - 1.0%
  15,600 Omnicom Group, Inc.                 $   771,225
   9,000 WPP Group Plc, ADR                      447,750
                                             -----------
                                               1,218,975
 -------------------------------------------------------
  AEROSPACE/DEFENSE - 1.5%
  20,000 General Dynamics Corp.                1,183,750
   6,500 Lockheed Martin Corp.                   723,938
                                             -----------
                                               1,907,688
 -------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 0.5%
  13,300 Caterpillar, Inc.                       598,500
 -------------------------------------------------------
  AIRFREIGHT, TRUCK & OTHER - 1.0%
  23,000 Airborne Freight Corp.                  539,063
  15,000 Seacor Smit, Inc.                       717,188
                                             -----------
                                               1,256,251
 -------------------------------------------------------
  AIRLINES - 2.0%
  10,000 AMR Corp.*                              670,000
   6,000 Delta Air Lines, Inc.                   633,375
  15,000 SkyWest, Inc.                           382,500
  39,300 Southwest Airlines Co.                  832,669
                                             -----------
                                               2,518,544
 -------------------------------------------------------
  APPAREL - 1.4%
  40,400 Jones Apparel Group, Inc.               696,900
   8,500 Tommy Hilfiger Corp.*                   394,719
  17,000 VF Corp.                                710,813
                                             -----------
                                               1,802,432
 -------------------------------------------------------
  BANKS - 2.5%
  18,000 Citigroup, Inc.                         847,125
  18,000 Comerica, Inc.                        1,161,000
  10,400 Northern Trust Corp.                    767,000
  11,500 Norwest Corp.                           427,656
                                             -----------
                                               3,202,781
 -------------------------------------------------------
  BUSINESS SERVICES - 1.4%
  18,000 Paychex, Inc.                           895,500
  26,000 Personnel Group of America, Inc.*       403,000
  10,000 RemedyTemp, Inc.                        182,500
  15,000 World Access, Inc.*                     320,625
                                             -----------
                                               1,801,625
 -------------------------------------------------------
  CHEMICALS - 2.4%
  35,000 A. Schulman, Inc.                       695,625
  17,000 Air Products & Chemicals, Inc.          641,750
  22,000 BF Goodrich Co.                         792,000
  20,000 Dexter Corp.                            585,000
  10,500 OM Group, Inc.                          342,563
                                             -----------
                                               3,056,938
 -------------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
  COMMON STOCKS - (CONTINUED)
  COMMERCIAL SERVICES - 1.0%
  15,000 Century Business Services, Inc.        $    209,063
  10,000 Galileo International, Inc.                 379,375
  16,800 Robert Half International, Inc.*            674,100
                                                ------------
                                                   1,262,538
 -----------------------------------------------------------
  CONSUMER STAPLES - 0.6%
   7,500 Clorox Co.                                  819,375
 -----------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 1.5%
  15,000 Allied Signal, Inc.                         584,063
  23,400 Herman Miller, Inc.                         516,263
  22,500 Parker Hannifin Corp.*                      804,375
                                                ------------
                                                   1,904,701
 -----------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 0.8%
  11,500 General Electric Co.                      1,006,250
 -----------------------------------------------------------
  ENTERPRISE SYSTEMS - 1.1%
   7,000 EMC Corp.*                                  450,625
   9,500 Xerox Corp.                                 920,313
                                                ------------
                                                   1,370,938
 -----------------------------------------------------------
  FOREST PRODUCTS - 0.3%
  20,000 Louisiana Pacific Corp.                     355,000
 -----------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 3.0%
   7,100 Cardinal Health, Inc.                       671,394
   5,000 Guidant Corp.                               382,500
  12,000 HBO & Co.                                   315,000
   7,200 McKesson Corp.                              554,400
  15,000 Ocular Sciences, Inc.*                      376,875
   8,000 Quintiles Transnational Corp.*              362,000
  10,000 Safeskin Corp.*                             221,250
  26,000 Steris Corp.*                               598,000
   5,000 Waters Corp.*                               367,500
                                                ------------
                                                   3,848,919
 -----------------------------------------------------------
  HEALTHCARE MANAGEMENT - 1.0%
  30,400 Lincare Holdings, Inc.*                   1,214,100
 -----------------------------------------------------------
  HOMEBUILDING - 0.3%
  25,450 DR Horton, Inc.                             404,019
 -----------------------------------------------------------
  HOME FURNISHING - 1.5%
  18,000 Ethan Allen Interiors, Inc.                 618,750
  18,000 Furniture Brands International, Inc.        387,000
  38,000 Leggett & Platt, Inc.                       888,250
                                                ------------
                                                   1,894,000
 -----------------------------------------------------------
  INDUSTRIAL MACHINERY/COMPONENTS - 2.0%
  20,000 Illinois Tool Works, Inc.                 1,282,500
  25,000 Ingersoll-Rand Co.                        1,262,500
                                                ------------
                                                   2,545,000
 -----------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE BALANCED FUND
Statement of Investments (continued)
October 31, 1998

  SHARES DESCRIPTION                                         VALUE
  COMMON STOCKS - (CONTINUED)
  INDUSTRIAL SPECIALTIES - 0.5%
  21,000 Owens-Illinois, Inc.                          $   641,813
 -----------------------------------------------------------------
  INFORMATION MANAGEMENT - 0.3%
  10,000 Sabre Group Holdings, Inc.                        376,875
 -----------------------------------------------------------------
  INSURANCE - 4.7%
  27,000 Ace, Ltd.                                         914,625
  10,000 AMBAC, Inc.                                       581,875
  10,000 Cigna Corp.                                       729,375
  16,800 Conseco, Inc.                                     582,750
  16,000 Financial Security Assurance Holdings, Ltd.       797,000
  15,000 Ohio Casualty Corp.                               566,250
  27,000 Old Republic International Corp.                  513,000
  13,000 Orion Capital Corp.                               444,438
  10,000 Protective Life Corp.                             370,625
   5,000 Transatlantic Holdings, Inc.                      390,000
                                                       -----------
                                                         5,889,938
 -----------------------------------------------------------------
  INTEGRATED OIL COMPANIES - 2.6%
  12,000 Chevron Corp.                                     978,000
  10,000 Exxon Corp.                                       712,500
   7,600 Mobil Corp.                                       575,225
   9,500 Royal Dutch Petroleum ADR                         467,875
  10,000 Texaco, Inc.                                      593,125
                                                       -----------
                                                         3,326,725
 -----------------------------------------------------------------
  INVESTMENT SERVICES - 2.3%
  20,000 A. G. Edwards, Inc.                               691,250
  14,000 Franklin Resources, Inc.                          529,375
  13,000 Merrill Lynch & Company, Inc.                     770,250
  13,700 Morgan Stanley, Dean Witter, Discover & Co.       887,075
                                                       -----------
                                                         2,877,950
 -----------------------------------------------------------------
  METAL - 1.5%
  45,000 AK Steel Holding Corp.                            779,063
  60,000 LTV Corp.                                         367,500
  30,000 USX-US Steel Group                                697,500
                                                       -----------
                                                         1,844,063
 -----------------------------------------------------------------
  MOTOR VEHICLE - 0.8%
  18,000 Ford Motor Co.                                    976,500
 -----------------------------------------------------------------
  OILFIELD SERVICES - 2.0%
  50,000 Helmerich & Payne, Inc.                         1,190,625
  12,000 Peoples Energy Corp.                              442,500
  30,000 YPF Sociedad Anonima ADR                          868,125
                                                       -----------
                                                         2,501,250
 -----------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 2.4%
  30,000 Compaq Computer Corp.                             948,750
  12,000 Lexmark International Group, Inc.*                839,250
  15,000 Seagate Technology, Inc.*                         395,625
  18,000 Symbol Technologies, Inc.                         805,500
                                                       -----------
                                                         2,989,125
 -----------------------------------------------------------------

  SHARES DESCRIPTION                                   VALUE
  COMMON STOCKS - (CONTINUED)
  PHARMACEUTICALS - 2.7%
  10,600 Abbott Laboratories                     $   497,538
   9,000 Elan Corp. PLC ADR                          630,563
   6,000 Johnson & Johnson                           489,000
  12,000 Schering-Plough Corp.                     1,234,500
   9,000 Watson Pharmaceuticals, Inc.                500,625
                                                 -----------
                                                   3,352,226
 -----------------------------------------------------------
  PUBLISHING - 0.9%
  17,000 Harte-Hanks Communication, Inc.             413,313
  25,000 New York Times Co.                          706,250
                                                 -----------
                                                   1,119,563
 -----------------------------------------------------------
  RETAIL - 1.2%
   7,000 Dayton Hudson Corp.                         296,625
   6,000 Express Scripts, Inc.                       586,125
  45,000 K Mart Corp.*                               635,625
                                                 -----------
                                                   1,518,375
 -----------------------------------------------------------
  SEMICONDUCTORS - 0.7%
  10,000 Linear Technology Corp.                     596,250
  25,000 National Semiconductor Corp.                317,188
                                                 -----------
                                                     913,438
 -----------------------------------------------------------
  SOFTWARE & SERVICES - 3.2%
  14,000 Computer Horizons Corp.*                    322,000
  15,000 Compuware Corp.*                            812,813
  14,000 DST Systems, Inc.*                          700,000
   2,800 Microsoft Corp.*                            296,450
  30,000 Sterling Software, Inc.*                    785,625
  25,000 Symantec Corp.*                             400,000
  30,000 Systems & Computer Tech Corp.               427,500
   8,300 Tech Data Corp.*                            326,813
                                                 -----------
                                                   4,071,201
 -----------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 0.4%
   7,500 Federal National Mortgage Association       531,093
 -----------------------------------------------------------
  SPECIALTY RETAIL - 5.3%
  10,000 Abercrombie & Fitch Co.*                    396,874
  15,000 Bed Bath & Beyond, Inc.*                    413,437
   8,500 Best Buy Co., Inc.                          407,999
  14,318 CVS Corp.                                   654,153
  18,000 Linens-n-Things, Inc.*                      556,874
  16,500 Lowes Companies, Inc.                       555,843
  24,000 Office Depot, Inc.                          600,000
  35,000 OfficeMax, Inc.                             319,374
  15,000 Pacific Sunwear of California, Inc.*        324,374
  10,000 Payless ShoeSource, Inc.*                   469,374
  20,000 The Gap, Inc.                             1,202,499
  44,000 TJX Companies, Inc.                         833,249
                                                 -----------
                                                   6,734,050
 -----------------------------------------------------------
  TELECOMMUNICATIONS - 0.7%
  15,000 Century Telephone Enterprises, Inc.         852,187
 -----------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.4%
   8,500 Cisco Systems, Inc.*                        535,500
 -----------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COMMERCE BALANCED FUND

  SHARES DESCRIPTION            VALUE
  COMMON STOCKS - (CONTINUED)
  TOBACCO - 0.6%
  20,000 Universal Corp.   $   746,250
 -------------------------------------
  UTILITIES - ELECTRIC/WATER - 0.9%
  10,000 FPL Group, Inc.       625,625
  12,000 GPU, Inc.             517,500
                           -----------
                             1,143,125
 -------------------------------------
  TOTAL COMMON STOCKS
  (COST $68,789,140)       $76,929,821
 -------------------------------------

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  FIXED INCOME - 35.6%
  ASSET-BACKED SECURITIES - 13.0%
  AUTO - 0.5%
  Chevy Chase Auto Receivables Trust Series 1995-1, Class A
  $  134,608               6.00%                        12/15/01                       $    134,944
  Nations Bank Auto Owner Trust Series 1996-A, Class A4
     500,000               6.63                         12/15/00                            504,530
                                                                                       ------------
                                                                                            639,474
 --------------------------------------------------------------------------------------------------
  COMMERCIAL - 0.4%
  First Union - Lehman Brothers - Bank of America Series 1998-C2, Class B
     500,000               6.64                         03/18/11                            501,795
 --------------------------------------------------------------------------------------------------
  CREDIT CARD - 4.8%
  American Express Credit Account Master Trust Series 1996-1, Class B
     500,000               6.95                         12/15/03                            516,250
  American Express Master Trust Series 1994-3, Class A
     500,000               7.85                         08/15/05                            551,090
  Discover Card Master Trust I Series 1993-3, Class A
   1,250,000               6.20                         11/15/03                          1,288,663
  First USA Secured Note Trust Series 98-2, Class C+
     500,000               6.80                         02/18/11                            514,300
  J.C. Penney Master Credit Card Trust Series B, Class A
     500,000               8.95                         10/15/01                            539,055
  MBNA Master Credit Card Trust Series 1995-C, Class A
     500,000               6.45                         02/15/08                            522,655
  Metris Master Trust Series 1997-1, Class B
     500,000               7.11                         10/20/05                            521,250
  Standard Credit Card Master Trust Series 1991-6, Class B
     500,000               8.35                         01/07/99                            500,260
  Standard Credit Card Master Trust Series 1993-2, Class A
     500,000               5.95                         10/07/04                            513,240
  Standard Credit Card Master Trust Series 1995-1, Class B
     500,000               8.45                         01/07/07                            571,565
                                                                                       ------------
                                                                                          6,038,328
 --------------------------------------------------------------------------------------------------

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  ASSET-BACKED SECURITIES - (CONTINUED)
  HOME EQUITY - 3.1%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
  $  500,000               7.63%                        09/18/21                       $    530,630
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
     473,955               8.92                         01/25/26                            533,810
  American Business Financial Services, Inc. 1996-1, Class A+
     437,218               7.95                         09/15/26                            440,497
  Corestates Home Equity Trust Series 1993-2, Class A
     401,554               5.10                         03/15/09                            399,365
  First Plus Home Loan Trust Series 1997-3, Class A5
     500,000               6.86                         10/10/12                            510,720
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
     494,550               7.50                         03/25/07                            494,184
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
     483,532               7.50                         03/25/27                            485,746
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
     492,239               7.14                         12/25/28                            497,398
                                                                                       ------------
                                                                                          3,892,350
 --------------------------------------------------------------------------------------------------
  MANUFACTURED HOUSING - 4.2%
  Associates Manufactured Housing Series 1996-1, Class A5
     500,000               7.60                         03/15/27                            536,424
  Green Tree Financial Corp. Series 1993-4, Class A4
     500,000               6.60                         01/15/19                            511,435
  Green Tree Financial Corp. Series 1993-4, Class A5
     500,000               7.05                         01/15/19                            522,688
  Green Tree Financial Corp. Series 1994-2, Class A4
     500,000               7.90                         05/15/19                            524,597
  Green Tree Financial Corp. Series 1996-3, Class A4
     500,000               7.10                         05/15/27                            515,619
  Green Tree Financial Corp. Series 1996-4, Class A7
     500,000               7.90                         06/15/27                            538,081
  Green Tree Financial Corp. Series 1996-5, Class A6
     500,000               7.75                         07/15/27                            535,504
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
     500,000               7.28                         01/15/29                            504,345
  Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
     600,000               6.90                         01/15/21                            623,380
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
     500,000               7.13                         05/15/27                            524,592
                                                                                       ------------
                                                                                          5,336,665
 --------------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (COST $15,842,698)                                                                   $ 16,408,612
 --------------------------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE BALANCED FUND
Statement of Investments (continued)
October 31, 1998

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  FIXED INCOME - (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
  Asset Securitization Corp. Class A1
  $  477,259               7.10%                        08/13/29                       $    505,881
  Residential Asset Securitization Trust REMIC Series 1997-A1, Class A7
     500,000               7.38                         03/25/27                            512,578
  Federal Home Loan Mortgage Corp. REMIC PAC Series 159, Class H
   1,233,000               4.50                         09/15/21                          1,212,269
  Federal National Mortgage Assn. REMIC Series X-225C, Class NB
     712,581               6.50                         12/25/22                            714,135
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
     384,928               7.35                         07/15/05                            406,738
  Residential Asset Securitization REMIC Trust Series 1997-A5, Class A13
     500,000               7.75                         07/25/27                            513,294
  Residential Funding Mortgage Securities Corp. Series 1995, Class A4
     500,000               8.00                         04/25/10                            517,185
 --------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $4,178,119)                                                                    $  4,382,080
 --------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 10.3%
  FINANCIAL - 6.7%
  BankAmerica Corp.
  $  500,000               6.88%                        06/01/03                       $    522,890
  Chemical Bank
     500,000               6.70                         08/15/08                            520,770
  Donaldson Lufkin and Jenrette, Inc.
     750,000               6.11                         05/15/01                            763,958
  Equitable Life Assurance Society of the United States+
   1,000,000               7.70                         12/01/15                          1,099,420
  Ford Motor Company Credit Corp.
     500,000               6.63                         06/30/03                            523,370
  General Electric Capital Corp.
     500,000               8.30                         09/20/09                            608,850
  Hanson Overseas BV
     500,000               6.75                         09/15/05                            525,055
  Metropolitan Life Insurance Co.+
   1,000,000               7.70                         11/01/15                          1,143,280
  Morgan Stanley Group, Inc.
     500,000               6.75                         03/04/03                            517,360
  NationsBank Corp.
     500,000               7.80                         09/15/16                            540,470
  PNC Bank, N.A.
     500,000               7.88                         04/15/05                            546,395
  Salomon Smith Barney, Inc.
     500,000               6.63                         06/01/00                            505,790
  Swiss Bank Corp.
   1,145,000               7.38                         06/15/17                          1,168,805
                                                                                       ------------
                                                                                          8,986,413
 --------------------------------------------------------------------------------------------------

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  CORPORATE OBLIGATIONS - (CONTINUED)
  INDUSTRIAL - 2.4%
  Lafarge Corp.
  $  500,000               6.88%                        07/15/13                       $    505,480
  Receipts On Corporate Securities Trust CHR-1998-1+
     741,009               6.50                         08/01/18                            765,922
  Receipts On Corporate Securities Trust NSC-1998-1+
   1,186,760               6.38                         05/15/17                          1,177,396
  Service Master Co.
     500,000               7.10                         03/01/18                            501,605
                                                                                       ------------
                                                                                          2,950,403
 --------------------------------------------------------------------------------------------------
  UTILITIES - 0.8%
  AT&T Corp.
     500,000               7.13                         01/15/02                            529,360
  GTE Corp.
     500,000               6.84                         04/15/18                            506,860
                                                                                       ------------
                                                                                          1,036,220
 --------------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (COST $12,377,508)                                                                   $ 12,973,036
 --------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS - 6.3%
  Federal Home Loan Mortgage Corp.
  $  652,844               6.00%                        12/01/13                       $    659,327
   1,653,734               7.00                         05/01/26                          1,686,809
  Federal National Mortgage Assn.
   1,125,988               7.00                         07/01/09                          1,149,555
     389,399               6.50                         02/01/12                            395,178
     656,663               6.00                         12/01/13                            656,111
  Government National Mortgage Assn.
   1,317,083               7.00                         09/15/23                          1,348,772
     647,868               7.50                         08/20/25                            665,276
   1,377,135               7.50                         07/20/26                          1,414,139
 --------------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (COST $7,521,955)                                                                    $  7,975,167
 --------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COMMERCE BALANCED FUND

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
  Federal Home Loan Bank
  $  750,000               6.63%                        08/28/01                       $    788,588
 --------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $695,325)                                                                      $    788,588
 --------------------------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 1.9%
  United States Treasury Bonds
  $1,000,000               7.25%                        05/15/16                       $  1,216,250
   1,000,000               7.50                         11/15/16                          1,246,250
 --------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $2,182,907)                                                                    $  2,462,500
 --------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME
  (COST $42,798,512)                                                                   $ 44,989,983
 --------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 3.3%
  State Street Bank & Trust Company(a)
  $4,136,000               5.25%                        11/02/98                       $  4,136,000
 --------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $4,136,000)                                                                    $  4,136,000
 --------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $115,723,652)(B)                                                               $126,055,804
 --------------------------------------------------------------------------------------------------


 --------------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds cost                     $15,777,656
  Gross unrealized loss for investments in which cost exceeds value                      (5,445,504)
 --------------------------------------------------------------------------------------------------
  Net unrealized gain                                                                   $10,332,152
 ---------------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 * Non-income producing security.
  + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 ADR--American Depository Receipt
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE GROWTH AND INCOME FUND
Shareholder Letter

 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE GROWTH AND INCOME FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of .53% for the 12 months ended October 31, 1998. (Refer to the Growth and Income Fund's Performance Summary for the performance in-formation pertaining to the Service Shares.) This compares with a 21.99% return for the Standard & Poor's 500 Index with Income and a 9.45% return for the Lipper Growth & In-come Funds Index.

                   Portfolio Highlights

                   .This Fund is one which uses a "value style." This year, particularly in the second half of the fiscal period, has been one of the worst periods for the value style in many years. As overall earnings growth began to slow, investors didn't really seem to care about "value." They sought com-panies that had identifiable earnings "growth" when prices were at a premium. On top of that, our process tends to di-rect us to the "deepest" values, thereby magnifying this factor.

                   .Secondly, by virtue of the fact that the process we use to identify the most attractive sectors of the market is based on our value criteria, we have been focused primarily on the midcap sector of the market. This is where the "value" seems to be, a point which has been clear for some time. Unfortunately, the same problem noted above also applies here, and investors flocked to the largest companies.

                   .Finally, we were significantly impacted by the sharp de-cline in the financial stocks, where the Fund has been overweighted for some time. While this has proven to be an enhancement to our returns for the past year, over-weight-ing impacted results in the last quarter of the fiscal pe-riod as several bank and brokerage stocks fell almost 50%. This correction was overdone, in our view, and we have re-cently seen a sharp rebound in many of these stocks.

                   .We believe that several of these factors will likely re-verse over the course of the next six to twelve months. While weak growth may continue to penalize both value and smaller companies in the near term, we believe that recent action by the Federal Reserve portends a period of stronger growth as we move into the middle of 1999.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Growth and Income Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

                                                 COMMERCE GROWTH AND INCOME FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on March 3, 1997 in the Institutional Shares and the Services Shares (with the maximum sales charge of 3.50%). For comparative purposes, the performance of the Fund's benchmarks (the Standard & Poor's 500 Index with Income ("S&P 500") and the Lipper Growth & Income Funds Index) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 GROWTH AND INCOME FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MARCH 3, 1997 TO OC-TOBER 31, 1998

[LINE GRAPH APPEARS HERE]

           Institutional      S&P 500      Lipper Growth      Service with
                                           & Income Index      Sales Charge
3/3/97         10,000         10,000           10,000              9,650
Oct-97                                                            11,757
Oct-98         12,265         14,276           12,618             11,792

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED MARCH 3, 1997)                 13.04%     .53%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED MARCH 3, 1997)
  Excluding sales charges                                        12.78%     .30%
  Including sales charges (maximum sales charge 3.50%)           10.40%   -3.21%
 -------------------------------------------------------------------------------

COMMERCE GROWTH AND INCOME FUND
Statement of Investments
October 31, 1998

  SHARES DESCRIPTION                                        VALUE

  COMMON STOCKS - 98.3%
  AEROSPACE/DEFENSE - 4.5%
  45,000 General Dynamics Corp.                        $ 2,663,438
  19,700 Northrop Grumman Corp.                          1,571,075
                                                       -----------
                                                         4,234,513
 -----------------------------------------------------------------
  AIRFREIGHT, TRUCK & OTHER - 1.0%
  20,000 Seacor Smit, Inc.*                                956,250
 -----------------------------------------------------------------
  AIRLINES - 2.4%
  15,000 AMR Corp.*                                      1,005,000
  12,000 Delta Air Lines, Inc.                           1,266,750
                                                       -----------
                                                         2,271,750
 -----------------------------------------------------------------
  APPAREL - 1.8%
  40,700 VF Corp.                                        1,701,769
 -----------------------------------------------------------------
  BANKS - 4.1%
  29,987 BankAmerica Corp.                               1,722,378
  33,000 Comerica, Inc.                                  2,128,500
                                                       -----------
                                                         3,850,878
 -----------------------------------------------------------------
  CHEMICALS - 5.3%
  88,050 A. Schulman, Inc.                               1,749,994
  35,000 Air Products & Chemicals, Inc.                  1,321,250
  52,000 BF Goodrich Co.                                 1,872,000
                                                       -----------
                                                         4,943,244
 -----------------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 1.3%
  34,000 Parker Hannifin Corp.                           1,215,500
 -----------------------------------------------------------------
  FOREST PRODUCTS - 1.2%
  62,000 Louisiana Pacific Corp.                         1,100,500
 -----------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 0.9%
  25,000 HCR Manor Care, Inc.*                             812,500
 -----------------------------------------------------------------
  HOMEBUILDING - 2.0%
  57,000 Centex Corp.                                    1,909,500
 -----------------------------------------------------------------
  INDUSTRIAL MACHINERY - 1.7%
  31,350 Ingersoll-Rand Co.                              1,583,175
 -----------------------------------------------------------------
  INDUSTRIAL SPECIALTIES - 1.9%
  58,000 Owens-Illinois, Inc.*                           1,772,625
 -----------------------------------------------------------------
  INSURANCE - 22.5%
  70,000 Ace, Ltd.                                       2,371,250
  32,000 AMBAC, Inc.                                     1,862,000
  22,450 American International Group, Inc.              1,913,862
  26,300 Cigna Corp.                                     1,918,256
  70,150 Conseco, Inc.                                   2,433,328
  42,450 Equitable Companies, Inc.                       2,080,050
  37,000 Financial Security Assurance Holdings, Ltd.     1,843,062
  22,500 Lincoln National Corp.                          1,707,188
  12,000 MBIA, Inc.                                        733,500
  30,000 Ohio Casualty Corp.                             1,132,500

  SHARES  DESCRIPTION                                        VALUE

  COMMON STOCKS - (CONTINUED)
  INSURANCE - (CONTINUED)
   85,000 Old Republic International Corp.              $ 1,615,000
   45,000 Orion Capital Corp.                             1,538,438
                                                        -----------
                                                         21,148,434
 ------------------------------------------------------------------
  INTEGRATED OIL COMPANIES - 8.7%
   20,600 Chevron Corp.                                   1,678,900
   40,000 Conoco, Inc.                                      995,000
   17,000 Exxon Corp.                                     1,211,250
   78,000 Imperial Oil, Ltd.                              1,228,500
   20,000 Murphy Oil Corp.                                  826,250
   15,350 Texaco, Inc.                                      910,447
   47,000 YPF Sociedad Anonima, ADR                       1,360,063
                                                        -----------
                                                          8,210,410
 ------------------------------------------------------------------
  INVESTMENT SERVICES - 6.7%
   60,000 A. G. Edwards, Inc.                             2,073,750
   33,200 Merrill Lynch & Company, Inc.                   1,967,100
   35,000 Morgan Stanley, Dean Witter, Discover & Co.     2,266,250
                                                        -----------
                                                          6,307,100
 ------------------------------------------------------------------
  MEDIA CONGLOMERATES/OTHER - 0.0%
        2 Metris Companies, Inc.                                 79
 ------------------------------------------------------------------
  METAL - 3.0%
   60,000 AK Steel Holding Corp.                          1,038,750
  125,000 LTV Corp.                                         765,625
   44,800 USX-US Steel Group                              1,041,600
                                                        -----------
                                                          2,845,975
 ------------------------------------------------------------------
  MOTOR VEHICLE - 4.0%
   40,000 Ford Motor Co.                                  2,170,000
   25,000 General Motors Corp.                            1,576,563
                                                        -----------
                                                          3,746,563
 ------------------------------------------------------------------
  OIL & GAS PRODUCTION - 1.1%
   30,000 Devon Energy Corp.                              1,016,250
 ------------------------------------------------------------------
  OILFIELD SERVICES - 2.3%
   90,100 Helmerich & Payne, Inc.                         2,145,506
 ------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 1.1%
   40,000 Seagate Technology, Inc.*                       1,055,000
 ------------------------------------------------------------------
  PUBLISHING - 1.3%
   42,600 New York Times Co.                              1,203,450
 ------------------------------------------------------------------
  RETAIL - 1.9%
  125,000 K Mart Corp.*                                   1,765,625
 ------------------------------------------------------------------
  SOFTWARE & SERVICES - 2.1%
   75,000 Sterling Software, Inc.*                        1,964,063
 ------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                 COMMERCE GROWTH AND INCOME FUND


    SHARES DESCRIPTION                        VALUE

  COMMON STOCKS - (CONTINUED)
  SPECIALTY RETAIL - 2.8%
   134,400 OfficeMax, Inc.*              $ 1,226,400
    30,000 Payless ShoeSource, Inc.*       1,408,125
                                         -----------
                                           2,634,525
 ---------------------------------------------------
  TELECOMMUNICATIONS - 5.1%
    22,000 BellSouth Corp.                 1,755,875
    25,450 GTE Corp.                       1,493,597
    30,000 Telefonos de Mexico SA, ADR     1,584,375
                                         -----------
                                           4,833,847
 ---------------------------------------------------
  TOBACCO - 2.0%
    50,000 Universal Corp.                 1,865,625
 ---------------------------------------------------
  UTILITIES - ELECTRIC/WATER - 5.6%
    14,500 Consolidated Edison, Inc.         726,812
    17,000 Duke Energy Co.                 1,099,687
    16,400 FPL Group, Inc.                 1,026,025
    25,500 GPU, Inc.                       1,099,687
    15,000 Peoples Energy Corp.              553,125
    30,000 Washington Gas Light Co.          793,125
                                         -----------
                                           5,298,461
 ---------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $94,016,918)                     $92,393,117
 ---------------------------------------------------

  REPURCHASE AGREEMENT - 0.8%
  STATE STREET BANK & TRUST
   COMPANY(A)
  $760,000        5.25%      11/02/98    $   760,000
 ---------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $760,000)                        $   760,000
 ---------------------------------------------------
  TOTAL INVESTMENTS
  (COST $94,776,918)(B)                  $93,153,117
 ---------------------------------------------------

 ---------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments
   in which value exceeds cost            $6,532,483
  Gross unrealized loss for investments
   in which cost exceeds value            (8,184,895)
 ---------------------------------------------------
  Net unrealized loss                     (1,652,412)
 ---------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Investment categories less than one tenth of one percent of net assets are disclosed as 0.0%.
 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The aggregate cost for federal income tax purposes is $94,805,529.

 ---------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 ADR--American Depository Receipt
 ---------------------------------------------------


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE GROWTH FUND
Shareholder Letter
 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE GROWTH FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 15.38% for the 12 months ended October 31, 1998. (Refer to the Growth Fund's Performance Summary for the performance information pertaining to the Service Shares.) This compares with a 21.99% return for the Standard & Poor's 500 Index with In-come and a 13.88% return for the Lipper Growth Funds Index.

                   Portfolio Highlights

                   .The Fund has been increasing the consumer cyclical, tech-nology and health care sectors. Recent additions have been Tommy Hilfiger Corp., Herman Miller, Inc., Dayton Hudson Corp., Cisco Systems, Inc., and Computer Horizons Corp.

                   .The Fund has considerably reduced its exposure in the fi-nancial and the energy sectors. The financial area reached a euphoric state last spring and summer as several high profile mergers were announced. We felt many of the finan-cial stock prices moved ahead of their favorable fundamen-tals. The energy sector was reduced because of the poor pricing for oil.

                   .Many of the new additions to the Fund have had market cap-italizations in the $2 to $10 billion range. We continue to believe the mid-cap market capitalization sector may offer strong value. The weighted market capitalization of the Fund is $36.8 billion versus $70.4 billion for the S&P 500.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Growth Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

                                                            COMMERCE GROWTH FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Standard & Poor's 500 Index with Income ("S&P 500") and the Lipper Growth Funds Index) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences on fees and loads.

 GROWTH FUND'S - INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 12, 1994 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

                Institutional       S&P 500        Lipper Growth Funds Index
  12/12/94            10,000           10,000                  10,000
    Oct-95            13,806           13,306                  13,269
    Oct-96            17,050           16,511                  15,522
    Oct-97            21,845           21,815                  19,927
    Oct-98            25,206           26,612                  22,693

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)             26.82%   15.38%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                        20.63%   15.10%
  Including sales charges (maximum sales charge 3.50%)           18.32%   11.08%
 -------------------------------------------------------------------------------

COMMERCE GROWTH FUND
Statement of Investments
October 31, 1998

  SHARES  DESCRIPTION                               VALUE
  COMMON STOCKS - 94.4%
  ADVERTISING - 2.4%
  205,000 Omnicom Group, Inc.                $ 10,134,687
 --------------------------------------------------------
  AEROSPACE/DEFENSE - 2.1%
   80,600 Lockheed Martin Corp.                 8,976,825
 --------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.7%
  156,000 Caterpillar, Inc.                     7,020,000
 --------------------------------------------------------
  AIRLINES - 1.9%
  381,000 Southwest Airlines Co.                8,072,438
 --------------------------------------------------------
  APPAREL - 3.9%
  533,000 Jones Apparel Group, Inc.             9,194,250
  157,000 Tommy Hilfiger Corp.*                 7,290,688
                                             ------------
                                               16,484,938
 --------------------------------------------------------
  BANKS - 4.7%
  158,000 Citigroup, Inc.                       7,435,875
  109,000 Northern Trust Corp.                  8,038,750
  115,000 Norwest Corp.                         4,276,563
                                             ------------
                                               19,751,188
 --------------------------------------------------------
  COMMERCIAL PRODUCTS - 5.7%
  178,000 Allied Signal, Inc.                   6,930,875
  257,000 Danaher Corp.                        10,263,937
  302,000 Herman Miller, Inc.                   6,662,875
                                             ------------
                                               23,857,687
 --------------------------------------------------------
  CONSUMER STAPLES - 2.5%
   96,400 Clorox Co.                           10,531,700
 --------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 2.1%
  221,000 Robert Half International, Inc.*      8,867,625
 --------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 3.3%
  160,000 General Electric Co.                 14,000,000
 --------------------------------------------------------
  ENTERPRISE SYSTEMS - 4.6%
  103,000 EMC Corp.*                            6,630,625
  130,000 Xerox Corp.                          12,593,750
                                             ------------
                                               19,224,375
 --------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 2.1%
   93,600 Cardinal Health, Inc.                 8,851,050
 --------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.9%
  300,000 Lincare Holdings, Inc.*              11,981,250
 --------------------------------------------------------
  HOMEBUILDING - 1.4%
  369,800 DR Horton, Inc.                       5,870,575
 --------------------------------------------------------
  HOME FURNISHING - 4.6%
  260,000 Ethan Allen Interiors, Inc.           8,937,500
  438,000 Leggett & Platt, Inc.                10,238,250
                                             ------------
                                               19,175,750
 --------------------------------------------------------

  SHARES  DESCRIPTION                             VALUE
  COMMON STOCKS - (CONTINUED)
  INDUSTRIAL MACHINERY/COMPONENTS - 4.1%
  265,000 Illinois Tool Works, Inc.          $ 16,993,125
 --------------------------------------------------------
  INSURANCE - 3.7%
  214,000 Conseco, Inc.                         7,423,125
  117,000 SunAmerica, Inc.                      8,248,500
                                             ------------
                                               15,671,625
 --------------------------------------------------------
  INTEGRATED OIL COMPANIES - 3.0%
   82,000 Mobil Corp.                           6,206,375
  126,000 Royal Dutch Petroleum ADR             6,205,500
                                             ------------
                                               12,411,875
 --------------------------------------------------------
  INVESTMENT SERVICES - 4.6%
  218,000 Franklin Resources, Inc.              8,243,125
   90,000 Merrill Lynch & Company, Inc.         5,332,500
   90,000 Morgan Stanley, Dean Witter,
    Discover & Co.                              5,827,500
                                             ------------
                                               19,403,125
 --------------------------------------------------------
  MOTOR VEHICLE - 2.1%
  161,000 Ford Motor Co.                        8,734,250
 --------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 3.0%
  395,000 Compaq Computer Corp.                12,491,875
 --------------------------------------------------------
  PHARMACEUTICALS - 6.6%
  166,000 Abbott Laboratories                   7,791,625
   90,700 Johnson & Johnson                     7,392,050
  120,000 Schering-Plough Corp.                12,345,000
                                             ------------
                                               27,528,675
 --------------------------------------------------------
  RETAIL - 1.4%
  134,000 Dayton Hudson Corp.                   5,678,250
 --------------------------------------------------------
  SEMICONDUCTORS - 1.7%
  120,000 Linear Technology Corp.               7,155,000
 --------------------------------------------------------
  SOFTWARE & SERVICES - 5.2%
  180,500 Computer Horizons Corp.*              4,151,500
  158,000 Compuware Corp.*                      8,561,625
   38,000 Microsoft Corp.*                      4,023,250
  125,000 Tech Data Corp.                       4,921,875
                                             ------------
                                               21,658,250
 --------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 1.8%
  108,800 Federal National Mortgage
   Association                                  7,704,400
 --------------------------------------------------------
  SPECIALTY RETAIL - 7.1%
  220,000 Lowes Companies, Inc.                 7,411,249
  183,000 The Gap, Inc.                        11,002,875
  586,000 TJX Companies, Inc.                  11,097,375
                                             ------------
                                               29,511,499
 --------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            COMMERCE GROWTH FUND

  SHARES  DESCRIPTION                                 VALUE
  COMMON STOCKS - (CONTINUED)
  TELECOMMUNICATIONS - 2.5%
  185,000 Century Telephone Enterprises, Inc.   $ 10,510,313
 -----------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 1.7%
  112,000 Cisco Systems, Inc.*                     7,056,000
 -----------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $312,007,312)                           $395,308,350
 -----------------------------------------------------------

   PRINCIPAL           INTEREST       MATURITY
    AMOUNT               RATE           DATE          VALUE
  REPURCHASE AGREEMENT - 8.5%
  State Street Bank & Trust Company(a)
  $35,599,000              5.25%      11/02/98  $ 35,599,000
 -----------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $35,599,000)                            $ 35,599,000
 -----------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $347,606,312)(B)                        $430,907,350
 -----------------------------------------------------------

 ------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
   value exceeds cost                            $ 96,187,141
  Gross unrealized loss for investments in which
   cost exceeds value                             (12,886,103)
 ------------------------------------------------------------
  Net unrealized gain                            $ 83,301,038
 ------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 -----------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 ADR--American Depository Receipt
 -----------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE MIDCAP FUND
Shareholder Letter
 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE MIDCAP FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 3.96% for the 12 months ended October 31, 1998. (Refer to the MidCap Fund's Performance Summary for the performance information pertaining to the Service Shares.) This compares with a 6.70% return for the Standard & Poor's MidCap 400 Index and a -2.91% return for the Lipper MidCap Funds Index.

                   Portfolio Highlights

                   .The phenomenon of this liquidity driven, risk averse mar-ket that we have experienced for the past several years may have reached extremes. Valuations of many companies outside the top 100 "Blue Chip" issues are very compelling. As we have commented before, what is necessary to recognize these valuations is a catalyst to drive investor confidence. We may soon be experiencing this change as interest rates de-cline in an effort to accommodate continued economic growth.

                   .Today, we find the strong domestic economy providing an attractive backdrop for compelling investment ideas. Compa-nies which stay close to satisfying consumer needs, (i.e., specialty retailers, homebuilders, furnishing manufactur-
                   ers), benefit from strong income growth. While the recent stock market jitters have eroded consumer confidence slightly, spending remains at strong levels.

                   .The healthcare sector, in which we have found many good companies and remain over-weighted, continues to consoli-date at a rapid pace. In the past year, we have seen sev-eral holdings consolidate through acquisition by larger companies. Service companies in medical supply distribu-tion, medical device manufacturers and pharmaceutical com-panies will all benefit from an aging population in the United States.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   MidCap Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

                                                            COMMERCE MIDCAP FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Standard & Poor's Mid Cap 400 Index with Income ("S&P Mid Cap 400") and the Lipper Mid Cap Funds Index) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the In-stitutional Shares due to the differences in fees and loads.

 MIDCAP FUND'S - INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED DECEMBER 12, 1994 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

                 Institutional    S&P Mid Cap 400     Lipper Mid Cap Funds Index
  12/12/94          10,000             10,000                  10,000
    Oct-95          14,056             13,116                  13,535
    Oct-96          15,999             15,392                  15,890
    Oct-97          19,019             20,423                  19,181
    Oct-98          19,772             21,791                  18,623

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)             19.15%    3.96%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                        10.10%    3.68%
  Including sales charges (maximum sales charge 3.50%)            7.97%     .07%
 -------------------------------------------------------------------------------

COMMERCE MIDCAP FUND
Statement of Investments
October 31, 1998

  SHARES  DESCRIPTION                                VALUE

  COMMON STOCKS - 96.2%
  ADVERTISING - 2.8%
   41,200 Omnicom Group, Inc.                     $  2,036,825
   38,100 WPP Group PLC ADR                          1,895,475
                                                  ------------
                                                     3,932,300
 -------------------------------------------------------------
  AIRFREIGHT, TRUCK & OTHER - 1.7%
  102,600 Airborne Freight Corp.                     2,404,687
 -------------------------------------------------------------
  AIRLINES - 3.4%
   88,800 SkyWest, Inc.                              2,264,400
  117,650 Southwest Airlines Co.                     2,492,709
                                                  ------------
                                                     4,757,109
 -------------------------------------------------------------
  APPAREL - 1.3%
  103,700 Jones Apparel Group, Inc.*                 1,788,825
 -------------------------------------------------------------
  BANKS - 3.4%
   28,500 Northern Trust Corp.                       2,101,875
   35,700 Star Banc Corp.                            2,699,813
                                                  ------------
                                                     4,801,688
 -------------------------------------------------------------
  BUILDING PRODUCTS - 1.5%
   38,500 Southdown, Inc.                            2,095,844
 -------------------------------------------------------------
  BUSINESS SERVICES - 4.8%
   37,875 Paychex, Inc.                              1,884,281
  129,100 Personnel Group of America, Inc.*          2,001,050
   37,000 RemedyTemp, Inc.                             675,250
  101,100 World Access, Inc.*                        2,161,013
                                                  ------------
                                                     6,721,594
 -------------------------------------------------------------
  CHEMICALS - 1.2%
   51,250 OM Group, Inc.                             1,672,031
 -------------------------------------------------------------
  COMMERCIAL SERVICES - 4.4%
  122,800 Century Business Services, Inc.*           1,711,525
   48,300 Dendrite International, Inc.*                996,188
   52,600 Galileo International, Inc.                1,995,513
   55,800 Viad Corp.                                 1,531,013
                                                  ------------
                                                     6,234,239
 -------------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 3.0%
   55,000 Danaher Corp.*                             2,196,563
   88,300 Herman Miller, Inc.                        1,948,119
                                                  ------------
                                                     4,144,682
 -------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.0%
   55,700 Hughes Supply, Inc.                        1,479,531
 -------------------------------------------------------------
  ENTERPRISE SYSTEMS - 0.9%
   21,000 Ceridian Corp.*                            1,204,875
 -------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 14.1%
   12,700 Allegiance Corp.                             472,281
   20,300 Cardinal Health, Inc.                      1,919,619
   25,900 Guidant Corp.                              1,981,350

  SHARES  DESCRIPTION                                    VALUE

  COMMON STOCKS - (CONTINUED)
  HEALTH SUPPLIERS/SERVICES - (CONTINUED)
   71,100 HBO & Co.                               $  1,866,375
   25,600 McKesson Corp.                             1,971,200
   75,300 Ocular Sciences, Inc.*                     1,891,913
   50,300 Quintiles Transnational Corp.*             2,276,075
   41,600 Safeskin Corp.*                              920,400
   40,800 Serologicals Corp.*                          923,100
   79,600 Steris Corp.*                              1,830,800
   88,900 Trex Med Corp.                             1,089,025
   35,100 Waters Corp.                               2,579,850
                                                  ------------
                                                    19,721,988
 -------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.9%
  101,350 Health Management Association, Inc.*       1,805,297
   56,300 Lincare Holdings, Inc.*                    2,248,481
                                                  ------------
                                                     4,053,778
 -------------------------------------------------------------
  HOMEBUILDING - 2.4%
   61,600 Crossmann Communities, Inc.*               1,401,400
  121,700 DR Horton, Inc.                            1,931,988
                                                  ------------
                                                     3,333,388
 -------------------------------------------------------------
  HOME FURNISHING - 1.5%
   98,400 Furniture Brands International, Inc.*      2,115,600
 -------------------------------------------------------------
  INFORMATION MANAGEMENT - 1.4%
   51,600 Sabre Group Holdings, Inc.*                1,944,675
 -------------------------------------------------------------
  INSURANCE SERVICES - 3.4%
   29,750 Orion Capital Corp.                        1,017,078
   54,000 Protective Life Corp.                      2,001,375
   23,400 Transatlantic Holdings, Inc.               1,825,200
                                                  ------------
                                                     4,843,653
 -------------------------------------------------------------
  INVESTMENT SERVICES - 1.6%
   66,100 A. G. Edwards, Inc.                        2,284,581
 -------------------------------------------------------------
  MEDIA CONGLOMERATES/OTHER - 1.1%
   47,200 Apollo Group, Inc.*                        1,516,300
 -------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 3.5%
   35,500 Lexmark International Group, Inc.*         2,482,781
   53,050 Symbol Technologies, Inc.                  2,373,988
                                                  ------------
                                                     4,856,769
 -------------------------------------------------------------
  PHARMACEUTICALS - 3.2%
   30,200 Elan Corp. PLC ADR*                        2,115,887
   43,500 Watson Pharmaceuticals, Inc.*              2,419,687
                                                  ------------
                                                     4,535,574
 -------------------------------------------------------------
  PUBLISHING - 2.7%
   82,600 Harte-Hanks Communication, Inc.            2,008,213
   62,000 New York Times Co.                         1,751,500
                                                  ------------
                                                     3,759,713
 -------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            COMMERCE MIDCAP FUND

  SHARES  DESCRIPTION                                  VALUE
  COMMON STOCKS - (CONTINUED)
  RETAIL - 4.2%
  43,550  Dollar Tree Stores, Inc.*              $  1,679,397
  24,100  Express Scripts, Inc.*                    2,354,269
  100,400 Family DLR Stores, Inc.                   1,819,750
                                                 ------------
                                                    5,853,416
 ------------------------------------------------------------
  SEMICONDUCTORS - 3.3%
  70,700  C&D Technologies, Inc.                    1,723,313
  34,500  Level One Communications, Inc.*             907,781
  57,600  Maxim Integrated Products, Inc.*          2,055,600
                                                 ------------
                                                    4,686,694
 ------------------------------------------------------------
  SOFTWARE & SERVICES - 8.5%
  42,100  BMC Software, Inc.*                       2,023,431
  44,400  Compuware Corp.*                          2,405,925
  43,500  DST Systems, Inc.*                        2,175,000
  45,140  SunGard Data Systems, Inc.*               1,523,475
  102,900 Symantec Corp.*                           1,646,400
  147,600 Systems & Computer Tech Corp.*            2,103,300
                                                 ------------
                                                   11,877,531
 ------------------------------------------------------------
  SPECIALTY RETAIL - 10.4%
  43,800  Abercrombie & Fitch Co.*                  1,738,312
  74,200  Bed Bath & Beyond, Inc.*                  2,045,137
  42,600  Best Buy Co., Inc.*                       2,044,800
  49,484  CVS Corp.                                 2,260,800
  60,900  Linens-n-Things, Inc.*                    1,884,094
  66,700  Office Depot, Inc.*                       1,667,500
  70,050  Pacific Sunwear of California, Inc.*      1,514,831
  78,200  TJX Companies, Inc.                       1,480,912
                                                 ------------
                                                   14,636,386
 ------------------------------------------------------------
  UTILITIES - ELECTRIC/WATER - 2.6%
  49,000  Carolina Power and Light Co.              2,247,875
  55,000  Washington Gas Light Co.                  1,454,062
                                                 ------------
                                                    3,701,937
 ------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $115,898,611)                            $134,959,388
 ------------------------------------------------------------

  REPURCHASE AGREEMENT - 3.7%
  State Street Bank & Trust Company(a)
  $5,158,000        5.25%       11/02/98          $  5,158,000
 -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $5,158,000)                               $  5,158,000
 -------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $121,056,611)(B)                          $140,117,388
 -------------------------------------------------------------

 -------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
   value exceeds cost                              $26,017,550
  Gross unrealized loss for investments in which
   cost exceeds value                               (7,273,311)
 -------------------------------------------------------------
  Net unrealized gain                              $18,744,239
 -------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The aggregate cost for federal income tax purposes is $121,373,149.
 -------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 ADR--American Depository Receipt
 -------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE INTERNATIONAL EQUITY FUND
Shareholder Letter
 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE INTERNATIONAL EQ-UITY FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Institutional Shares had a total return of 7.16% for the 12 months ended October 31, 1998. (Refer to the Inter-national Equity Fund's Performance Summary for the perfor-mance information pertaining to the Service Shares.) This compares with a 9.95% return for the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and a 4.64% return for the Lipper International Equity Funds Index.

                   Portfolio Highlights

                   .After a strong first half, the international equity mar-kets have experienced a great deal of downside volatility in the latter half of the fiscal year. During this time, markets rose until mid-July, but were then unsettled by a sequence of economic and financial crises in Asia, Russia, and Latin America. In contrast to previous periods, Euro-pean markets fell as much as Asian markets. For the year ended October 31, 1998, as a whole, however, the European markets have provided most of the strength in the portfo-lio.

                   .The portfolio has remained under-weighted in Japan (at ap-proximately 16% of the portfolio versus 21% of the EAFE In-
                   dex) which has added value. Country allocation overall has been a negative factor year-to-date, but has been offset by stock selection, which has added value. The manager's growth orientation did not work well early in the year in certain areas such as Europe, but has recently allowed the Fund to outperform its peer universe. In the current, less optimistic economic climate, companies with sustainable growth have been outperforming more cyclical companies.

                   .We believe that the portfolio's relatively defensive re-gional posture -- under-weighted in Japan and Asia -- and its focus on steady, sustainable growth stocks, will help to weather this period of economic difficulty. The near-term outlook for Japan remains unclear, and we are still cautious about the outlook for the rest of Asia. In Europe, we remain encouraged by the longer-term fundamentals: low inflation, continued corporate restructuring, and an im-proved focus on shareholder value.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,                Sincerely,
                   International Equity      International Equity
                   Team                      Team
                   Investment Management     Rowe Price-Fleming In-
                   Group                     ternational, Inc.
                   Commerce Bank, N.A.

                   November 20, 1998

                                             COMMERCE INTERNATIONAL EQUITY FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on January 1, 1995 in the Institutional Shares. For comparative purposes, the performance of the Fund's benchmarks (the Morgan Stanley Capi-tal International Europe, Australia and Far East Index ("Morgan Stanley EAFE") and the Lipper International ("Int'l") Funds Index) are shown. The performance data represents past performance and should not be considered in-dicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to the dif-ferences in fees and loads.

 INTERNATIONAL EQUITY FUND'S - INSTITUTIONAL SHARES LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED JANUARY 1, 1995(A) TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

                     Institutional        Morgan Stanley        Lipper Int'l
    1/1/95               10,000               10,000               10,000
    Oct-95               10,264               10,428               10,584
    Oct-96               11,628               11,551               11,920
    Oct-97               12,459               12,118               13,513
    Oct-98               13,352               13,324               14,140

                                                        SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED DECEMBER 12, 1994)              8.01%    7.16%
 -------------------------------------------------------------------------------
  SERVICE SHARES (COMMENCED JANUARY 2, 1997)
  Excluding sales charges                                         4.64%    6.88%
  Including sales charges (maximum sales charge 3.50%)            2.62%    3.14%
 -------------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's inception.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments
October 31, 1998

  SHARES DESCRIPTION                                                    VALUE
  COMMON STOCKS - 94.5%
  ARGENTINE PESO - 0.8%
   3,429 Banco de Galicia Buenos Aires, ADR (Banks)               $     58,507
   3,794 Banco Frances Del Rio De La Plata ADR (Financial
          Services)                                                     79,200
  20,767 Perez Compac SA (Diversified Industrial Manufacturing)        102,623
   6,570 Telefonica de Argentina ADR (Utility)                         217,221
  13,537 YPF Sociedad Anonima ADR
          (Oil & Gas)                                                  391,727
                                                                  ------------
                                                                       849,278
 -----------------------------------------------------------------------------
  AUSTRALIAN DOLLAR - 2.3%
   8,000 Amp Ltd.* (Financial Services)                                 95,234
  19,954 Australian Gas & Light Co. (Utilities)                        143,621
   6,000 Brambles Industries, Ltd. (Transportation/Storage)            131,682
  14,189 Broken Hill Proprietary Co.
          (Mining - Metals/Minerals)                                   120,693
  40,791 Colonial Ltd.* (Financial Services)                           133,738
  17,675 Commonwealth Bank of Australia (Financial Services)           219,881
  23,000 Fosters Brewing Group, LTD. (Beverages/Tobacco)                56,534
  80,000 Goodman Fielder Wattie, Ltd. (Food Products)                  105,726
  48,000 John Fairfax Holdings (Publishing)                             84,060
   5,208 Lend Lease Corp. (Financial Services)                         114,974
   9,539 National Australia Bank (Banks)                               126,483
  30,502 News Corp., Ltd. (Media)                                      208,517
  24,000 Publishing & Broadcasting, Ltd. (Media)                        95,319
  26,000 Tab Corp. Holdings, Ltd. (Recreational Services)              173,090
  69,765 Telstra Corp.* (Utilities)                                    215,991
  34,542 Westpac Banking Corp.* (Banks)                                210,210
  17,000 Woodside Petroleum, Ltd. (Oil & Gas)                           89,899
                                                                  ------------
                                                                     2,325,652
 -----------------------------------------------------------------------------
  BELGIAN FRANC - 2.0%
     945 Dexia* (Financial Services)                                   153,400
   1,722 Fortis AG (Insurance)                                         494,590
  14,660 Kredietbank (Financial Services)                            1,022,641
     600 Soc Europeenne* (Media)                                        98,099
      39 UCB (Chemical Products)                                       227,624
                                                                  ------------
                                                                     1,996,354
 -----------------------------------------------------------------------------
  BRAZILIAN REAL - 1.3%
     611 Cemig - CIA Energetica Minas Gerais ADR+ (Utilities)           11,883
   6,052 Cemig - CIA Energetica Minas Gerais ADR (Non-Voting)
          (Utilities)                                                  110,449
   3,734 Companhia Brasileira (Utilities)                               60,211
  13,103 Telecomunicacoes Brasileiras ADR (Telecommunications)         995,009

  SHARES  DESCRIPTION                                                VALUE
  COMMON STOCKS - (CONTINUED)
  BRAZILIAN REAL - (CONTINUED)
  982,766 Telesp Cellular SA* (Telecommunications)             $     48,607
    4,700 Unibanco - Uniao De Bancos Brasileirs GDR*
           (Financial Services)                                      82,250
                                                               ------------
                                                                  1,308,409
 ------------------------------------------------------------------------------
  BRITISH POUND STERLING - 18.9%
   32,000 Abbey National (Insurance)                                622,348
  120,000 Asda Group (Consumer Products)                            323,359
   38,000 BG (Gas Distribution & Pipeline)                          248,996
   29,000 British Petroleum (Oil & Gas)                             425,672
   74,000 Cable & Wireless (Telecommunications)                     829,820
   50,744 Cadbury Schweppes (Food Products)                         777,111
   83,600 Caradon (Building Materials & Construction)               173,209
   36,000 Centrica* (Energy)                                         69,894
   46,000 Compass Group (Food Products)                             465,790
  141,776 Diageo PLC (Beverages/Tobacco)                          1,530,523
   26,000 Electrocomponents (Electronics)                           171,454
   10,000 Gkn (Industrial Machinery)                                121,511
   56,000 Glaxo Wellcome (Pharmaceuticals)                        1,739,576
    4,000 Heywood Williams Group (Building Materials &
           Construction)                                             12,620
  158,000 Kingfisher Group (Retail)                               1,387,011
   50,000 Ladbroke Group (Hotels & Restaurants)                     183,061
   11,000 Laing (John) (Household Durables)                          54,864
  145,400 National Westminster Bank (Banks)                       2,455,460
   25,500 Rank Group (Commercial Services)                          104,991
  128,000 Reed International (Publishing)                         1,082,950
   27,000 Rolls Royce (Aerospace/Defense)                            99,644
   38,000 RTZ Corp (Mining - Metals/Minerals)                       461,422
   63,000 Safeway (Retail Trade)                                    316,329
  211,500 Shell Transport & Trading Co. (Oil & Gas)               1,277,894
   35,000 Smith (David S) Holdings (Paper & Forest Products)         73,810
  176,800 Smithkline Beecham (Health & Medical Services)          2,210,448
  177,000 Tesco (Food Products)                                     499,172
  156,500 Tomkins (Diversified)                                     724,247
   10,000 Unilever NV (Consumer Products)                           100,422
   55,000 United News & Media Plc (Publishing)                      608,473
                                                               ------------
                                                                 19,152,081
 ------------------------------------------------------------------------------
  CANADIAN DOLLAR - 0.2%
    5,410 Alcan Aluminum, Ltd. (Mining - Metals/Minerals)           135,864
    1,950 Royal Bank of Canada (Financial Services)                  89,854
                                                               ------------
                                                                    225,718
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  SHARES DESCRIPTION                                               VALUE
  COMMON STOCKS - (CONTINUED)
  CHILEAN PESO - 0.1%
     590 Cervecerias Unidas (CCU), ADR (Beverages/Tobacco)   $     10,620
   2,440 Chilectra SA, ADR (Utilities)+                            48,002
                                                             ------------
                                                                   58,622
 ------------------------------------------------------------------------
  CHINESE YUAN - 0.2%
  12,900 Huaneng Power International, Inc., ADR* (Energy)         177,375
 ------------------------------------------------------------------------
  CZECH KORUNA - 0.0%
   1,900 SPT Telecom AS* (Telecommunications)                      28,707
 ------------------------------------------------------------------------
  DANISH KRONE - 0.4%
   1,525 Den Danske Bank AB (Financial Services)                  207,030
     650 Tele Danmark AS (Telecommunications)                      70,800
   1,250 Unidanmark (Financial Services)                           95,268
                                                             ------------
                                                                  373,098
 ------------------------------------------------------------------------
  DEUTSCHEMARK - 6.9%
   1,770 Allianz AG Holdings (Insurance)                          606,918
   8,669 Bayer AG (Chemical Products)                             352,203
  11,703 Bayerische Vereinsbank (Financial Services)              928,994
     182 Buderus AG (Industrial Machinery)                         75,701
   8,226 Deutsche Bank AG (Financial Services)                    511,487
  14,431 Deutsche Telekom AG (Telecommunications)                 393,074
  11,508 Dresdner Bank AG (Financial Services)                    448,093
  13,241 Gehe AG (Health/Personal Care)                           995,173
   3,470 Hoechst AG (Chemical Products)                           144,959
     200 Hornbach Baumarkt (Retail Trade)                           8,693
   7,710 Mannesmann AG (Industrial Machinery)                     758,666
   1,832 Rhoen-Klinikum AG (Health/Personal Care)                 182,481
   1,430 Sap AG (Computer Services/Software)                      599,970
   3,682 Siemens AG (Electronics)                                 221,387
  10,808 Veba AG (Utilities)                                      603,526
   2,230 Volkswagen AG (Automobiles & Automobile Parts)           167,603
                                                             ------------
                                                                6,998,928
 ------------------------------------------------------------------------
  FINNISH MARKKA - 0.5%
   6,160 Nokia (AB) OY (Telecommunications)                       560,611
 ------------------------------------------------------------------------
  FRENCH FRANC - 10.4%
   3,660 Alcatel Alsthom (Cie Gen El) (Computers/Office)          407,772
   6,157 Axa Uap (Insurance)                                      695,944
     370 Canal Plus (Media)                                        89,771
     639 Carrefour (Retail Trade)                                 424,167
     580 CLF Dexia France* (Financial Services)                    85,498
   4,135 Credit Commercial de France (Financial Services)         290,408

  SHARES  DESCRIPTION                                             VALUE
  COMMON STOCKS - (CONTINUED)
  FRENCH FRANC - (CONTINUED)
    1,440 Danone (Food Products)                            $    380,741
      705 Dexia France (Financial Services)                      103,925
      268 Dexia France - Prime De Fidel (Financial
           Services)                                                 39,506
    2,920 Elf Aquitaine (Oil & Gas)                                 337,940
      820 GTM Entrepose (Building Materials &
           Construction)                                             88,850
      325 L'Oreal (Health/Personal Care)                            185,726
    1,781 Lafarge SA* (Building Materials & Construction)           182,078
    1,790 Lapeyre (Building Materials & Construction)               157,868
      855 Legrand (Electronics)                                     217,909
      550 Pathe (Media)                                             105,032
    5,560 Pin Printemps Redo (Retail Trade)                         930,686
      780 Primagaz (Cie Des Gaz Petrole) (Oil & Gas)                 70,196
    2,930 Saint Gobain (Chemical Products)                          433,496
    4,787 Sanofi (Health/Personal Care)                             749,598
    8,044 Schneider SA (Electronics)                                477,494
    3,010 SGS Thomson Microelectronics* (Electronics)               184,201
    1,994 Societe Generale (Financial Services)                     263,790
    3,848 Sodexho Alliance (Food Products)                          747,312
    2,180 Television Francaise (Media)                              360,201
    8,574 Total (Oil & Gas)                                         989,207
    6,790 Vivendi (Utilities)                                    1,550,876
                                                            ------------
                                                                10,550,192
 -------------------------------------------------------------------------------
  HONG KONG DOLLAR - 1.4%
   10,000 Cheung Kong Holdings, Ltd. (Real Estate)                   68,431
   32,000 CLP Holdings, Ltd.* (Utilities)                           179,729
   11,000 Hang Seng Bank (Banks)                                     95,158
   39,000 Henderson Land Development Co. (Recreational
           Services)                                                191,853
   80,400 Hong Kong Telecom (Telecommunications)                    160,904
   93,000 Hutchison Whampoa (Diversified)                           666,430
   10,000 Sun Hung Kai Properties Co. (Real Estate)                  69,722
                                                            ------------
                                                                 1,432,227
 -------------------------------------------------------------------------------
  IRISH PUNT - 0.0%
    1,720 CBT Group ADR* (Computer Services/Software)                20,533
 -------------------------------------------------------------------------------
  ITALIAN LIRA - 5.2%
   12,600 Assicurazioni Generali Spa (Insurance)                    451,112
   23,000 Banca Commercial Italiana (Banks)                         142,106
  200,000 Banca Di Roma* (Financial Services)                       348,876
  103,309 Ente Nazionale Idrocarburi (Oil & Gas)                    614,353
    2,372 Gucci Group NV, ADR (Textiles)                             90,433
   33,840 IMI Spa (Financial Services)                              520,123
    3,226 Industrie Natuzzi Spa, ADR (Household Durables)            58,673

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
October 31, 1998

  SHARES  DESCRIPTION                                                VALUE
  COMMON STOCKS - (CONTINUED)
  ITALIAN LIRA - (CONTINUED)
   72,000 Instituto National Assicurazioni (Insurance)            $    198,274
   23,000 Italgas (Societa Italiana Il Gas) Spa (Utilities)            105,282
   10,605 Mediolanum (Insurance)                                       263,904
    7,000 Rinascente (Retail Trade)                                     67,458
  123,443 Telecom Italia Mobile Spa (Utilities)                        716,392
  152,340 Telecom Italia Spa (Telecommunications)                    1,101,051
  114,094 Unicredito Italiano Spa (Financial Services)                 612,380
                                                                 -------------
                                                                     5,290,417
 -----------------------------------------------------------------------------
  JAPANESE YEN - 15.7%
    1,910 Advantest (Electronics)                                      120,419
    9,000 Alps Electric Co. (Electronics)                              123,829
   21,000 Amada Co, Ltd. (Industrial Machinery)                        125,553
   41,000 Canon, Inc. (Electronics)                                    775,476
   10,000 Citizen Watch Co. (Electronics)                               55,241
   18,000 Dai Nippon Screen Manufacturing (Electronics)                 39,372
    3,000 Daifuku Co., Ltd. (Industrial Machinery)                      12,661
   20,000 Daiichi Pharmaceutical Co. (Health/Personal Care)            333,676
   26,000 Daiwa House Industry Co. (Building Materials &
           Construction)                                               293,275
       54 DDI Corp. (Utilities)                                        157,488
       67 East Japan Railway (Railroads)                               397,126
    5,600 Fanuc Co., Ltd. (Electronics)                                168,125
    9,000 Fujitsu Limited (Computers/Office)                            95,728
   47,000 Hitachi (Electronics)                                        239,072
    3,000 Honda Motor Co., Ltd. (Automobiles & Automobile
           Parts)                                                       90,067
    7,000 Inax Corp. (Building Materials & Construction)                34,646
   10,000 Ito-Yokado Co. (Retail Trade)                                583,290
   21,000 Kao Corp. (Cosmetics)                                        425,116
   13,000 Kokuyo Company, Ltd. (Computers Services/Software)           172,843
   27,000 Komatsu, Ltd. (Industrial Machinery)                         145,908
   11,000 Komori Corp. (Industrial Machinery)                          201,921
   31,000 Kuraray Co. (Chemical Products)                              330,528
   11,000 Kyocera Corp. (Electronics)                                  485,932
   17,000 Makita Corp. (Industrial Machinery)                          179,653
   32,000 Marui Co., Ltd. (Retail Trade)                               557,214
   45,000 Matsushita Electric Industrial Co. (Electronics)             660,448
   32,000 Mitsubishi Corp. (Wholesale Trade)                           169,360
  135,000 Mitsubishi Heavy Industries, Ltd. (Industrial
           Machinery)                                                  521,101
   66,000 Mitsui Fudosan Co. (Real Estate)                             438,188
   14,000 Murata Manufacturing Co. (Electronics)                       471,951
   73,000 NEC Corp. (Electronics)                                      540,393

  SHARES DESCRIPTION                                              VALUE
  COMMON STOCKS - (CONTINUED)
  JAPANESE YEN - (CONTINUED)
      37 Nippon Telephone & Telegraph Corp. (Utilities)        $    289,449
  42,000 Nippondenso Co. (Transportation/Storage)                   790,787
  47,000 Nomura Securities Co., Ltd. (Financial Services)           354,778
   8,000 Pioneer Electronic Corp. (Household Durables)              131,755
   2,000 Sangetsu Co., Ltd. (Building Materials &
          Construction)                                              24,704
  31,000 Sankyo Co. (Financial Services)                            699,348
  43,000 Sekisui Chemical Co., Ltd. (Building Materials &
          Construction)                                             234,217
  26,000 Sekisui House (Building Materials &
          Construction)                                             258,929
   4,000 Seven Eleven Japan Co., Ltd. (Retail Trade)                303,997
  24,000 Shinetsu Chemical Co., Ltd. (Chemical Products)            477,612
  17,000 Shiseido Co. (Health/Personal Care)                        186,070
  10,700 Sony Corp. (Household Durables)                            679,190
  48,000 Sumitomo Corp. (Wholesale Trade)                           229,748
  66,000 Sumitomo Electric Industries, Ltd. (Electronics)           730,314
  16,000 Sumitomo Forestry Co., Ltd. (Paper & Forest
          Products)                                                 108,835
  10,000 TDK Corp. (Household Durables)                             658,775
  13,000 Tokio Marine & Fire Insurance Co. (Insurance)              147,753
   6,300 Tokyo Electron (Electronics)                               204,812
   8,000 Tokyo Steel Manufacturing (Mining -
           Metals/Minerals)                                          36,370
  25,000 Toppan Printing Co. (Media)                                256,262
  14,000 Uny Co. (Retail Trade)                                     228,170
   3,000 Yurtec Corp. (Building Materials & Construction)            15,569
                                                               ------------
                                                                 15,993,044
 --------------------------------------------------------------------------
  KOREAN WON - 0.1%
   2,040 Samsung Electronics* (Electronics)                          83,486
 --------------------------------------------------------------------------
  MEXICAN PESO - 1.5%
     295 Cemex SA (Building Materials & Construction)                   703
   9,860 Cemex SA (B Shares) (Building Materials &
          Construction)                                              27,508
  15,860 Cemex SA ADS (Building Materials & Construction)            72,854
   1,044 Cifra SA de CV, ADR* (Retail Trade)                         13,181
  46,500 Fomento Econ Mexico SA* (Diversified)                      119,838
  16,928 Gruma SA* (Diversified Holding Companies)                   40,193
   3,613 Gruma SA De CV, ADR* (Financial Services)+                  36,406
  68,450 Grupo Industrial Maseca SA (Household Durables)             55,529

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  SHARES DESCRIPTION                       VALUE
  COMMON STOCKS - (CONTINUED)
  MEXICAN PESO - (CONTINUED)
  59,232 Grupo Modelo SA
          (Beverages/Tobacco)        $    124,816
   6,222 Grupo Televisa, GDR
          (Media)                         168,772
  33,739 Kimberly Clark de Mexico
          (Health/Personal Care)           98,800
   8,040 Panamerica Beverages, ADR
          (Beverages/Tobacco)             162,810
  10,145 Telefonos de Mexico SA,
          ADR (Financial Services)        535,783
   4,800 TV Azteca, ADS* (Media)           42,000
                                     ------------
                                        1,499,193
 ------------------------------------------------
  NETHERLANDS GUILDER - 10.9%
  23,256 ABN AMRO Holdings NV
          (Banks)                         435,634
  21,556 Ahold (Koninklijke) NV
          (Food Products)                 716,437
   1,992 Akzo Nobel NV (Chemicals
          Products)                        77,401
  11,050 ASM Lithography Holding
          NV* (Electronics-
          Semiconductors)                 280,323
   8,983 CSM CVA (Food Products)          442,311
  56,100 Elsevier NV (Media)              789,655
  10,705 Fortis AMEV NV
          (Insurance)                     694,970
  27,782 ING Groep NV (Financial
          Services)                     1,344,158
   2,598 Koninklijke KPN NV
          (Utilities)                     100,947
   8,620 Koninklijke Numico NV
          (Food Products)                 339,089
   5,840 Philips Electronics
          (Electronics)                   310,683
   9,357 Polygram (Recreational
          Services)                       551,369
  32,190 Royal Dutch Petroleum Co.
          (Energy)                      1,553,982
   2,598 TNT Post Groep NV
          (Financial Services)             69,523
  14,000 Unilever NV (Consumer
          Products)                     1,038,508
  11,896 Wolters Kluwer (Media)         2,304,772
                                     ------------
                                       11,049,762
 ------------------------------------------------
  NEW ZEALAND DOLLAR - 0.2%
  33,000 Telecom Corp. of New
          Zealand* (Utilities)            135,432
  15,000 Telecom Corp. of New
          Zealand IR* (Utilities)          29,231
                                     ------------
                                          164,663
 ------------------------------------------------
  NORWEGIAN KRONE - 1.4%
   1,170 Bergesen D-Y ASA
          (Transportation/Storage)         16,207
  16,130 Norsk Hydro (Energy)             700,971
  42,000 Orkla SA (Food Products)         710,124
   2,690 Saga Petroleum ASA (Oil
          Refining & Marketing)            33,974
                                     ------------
                                        1,461,276
 ------------------------------------------------
  PORTUGUESE ESCUDO - 0.5%
  10,996 Jeronimo Martins SGPS
          (Food Products)                 476,300
 ------------------------------------------------

  SHARES DESCRIPTION                       VALUE
  COMMON STOCKS - (CONTINUED)
  RUSSIAN RUBLE - 0.0%
     540 Lukoil Co., ADR (Oil & Gas) $      8,775
   3,560 Rao Gazprom, ADS* (Energy)        33,197
                                     ------------
                                           41,972
 ------------------------------------------------
  SINGAPORE DOLLAR - 0.2%
  10,504 Singapore Press Holdings
   (Media)                                137,426
  42,000 Singapore Telecommunications
   (Telecommunications)                    72,516
                                     ------------
                                          209,942
 ------------------------------------------------
  SPANISH PESETA - 2.9%
  11,676 Argentaria Corp Bancaria
   De Espana (Banks)                      254,060
  12,090 Banco Bilbao Vizcaya SA
   (Financial Services)                   163,077
  26,395 Banco Santander SA* (Banks)      483,452
  16,316 Endesa SA (Electrical Services)  411,201
   2,979 Gas Natural Sdg SA
   (Utilities)                            256,533
  18,700 Iberdrola SA (Utilities)         302,020
   3,847 Repsol SA (Oil & Gas)            193,087
  19,625 Telefonica de Espana
   (Utilities)                            886,093
                                     ------------
                                        2,949,523
 ------------------------------------------------
  SWEDISH KRONA - 3.4%
  18,810 ABB AB (Electronics)             198,799
  49,750 Astra AB (Health & Medical
   Services)                              780,730
  11,470 Atlas Copco AB (Industrial
   Machinery)                             266,693
  30,690 Electrolux AB (Appliance
   Manufacturer)                          461,962
   2,530 Esselte (Media)                   36,949
   1,855 Granges AB
    (Mining - Metals/Minerals)             24,239
  12,390 Hennes & Mauritz AB
   (Retail Trade)                         872,982
  93,560 Nordbanken Holding AB
   (Financial Services)                   560,929
   2,050 Sandvik AB
   (Industrial Machinery)                  42,150
  10,210 Sandvik AB (B Shares)
   (Industrial Machinery)                 209,929
     660 Sifo Group*
   (Financial Services)                     2,537
                                     ------------
                                        3,457,899
 ------------------------------------------------
  SWISS FRANC - 7.1%
     350 ABB AG (Electronics)             418,874
   1,429 Adecco SA (Financial Services)   569,365
   2,910 Credit Suisse Group
   (Financial Services)                   447,139
     955 Nestle SA (Food Products)      2,029,366
     818 Novartis AG
   (Chemical Products)                  1,472,678
      93 Roche Holdings AG
   (Health/Personal Care)               1,084,188
     480 Swisscom AG
   (Telecommunications)                   162,562
   3,660 UBS AG (Banks)                 1,003,239
                                     ------------
                                        7,187,411
 ------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $84,829,821)                 $ 95,922,673
 ------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
October 31, 1998

    SHARES   DESCRIPTION                                              VALUE
  PREFERRED STOCKS - 1.4%
  AUSTRALIAN DOLLAR - 0.2%
      26,130 News Corporation, Ltd. (Media)                      $   157,220
      96,200 Star City Holdings* (Recreational Services)              65,583
                                                                 -----------
                                                                     222,803
 ---------------------------------------------------------------------------
  BRAZILIAN REAL - 0.7%
  13,550,488 Banco Bradesco SA (Banks)                                77,243
     194,623 Brahma (Food Products)                                   91,365
   2,560,126 Cemig - Cia Energetica Minas Gerais (Utilities)          49,790
     118,176 Cimento Portland Itau (Building Materials &
              Construction)                                           15,851
      94,000 Emp Nac Com Redito* (Encorpar) (Diversified
              Manufacturing)                                             126
     137,000 Itaubanco (Financial Services)                           66,612
   1,774,463 Petroleo Brasileiros--Petrobras (Oil & Gas)             223,128
   1,028,953 Telesp (Telecommunications)                             172,513
                                                                 -----------
                                                                     696,628
 ---------------------------------------------------------------------------
  DEUTSCHEMARK - 0.5%
         464 Fielmann AG (Health/Personal Care)                       20,868
         420 Fresenius AG (Health & Medical Services)                 72,007
       1,210 Hornbach Holdings AG (Retail Trade)                      91,161
         766 SAP AG (Non Voting) (Computer Services/ Software)       373,174
                                                                 -----------
                                                                     557,210
 ---------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (COST $1,744,586)                                              $ 1,476,641
 ---------------------------------------------------------------------------
  WARRANTS - 0.1%
  DEUTSCHEMARK - 0.1%
       4,883 Dresdner Bank AG* (Financial Services)              $    68,978
 ---------------------------------------------------------------------------
  TOTAL WARRANTS
  (COST $85,914)                                                 $    68,978
 ---------------------------------------------------------------------------

  PRINCIPAL             INTEREST               MATURITY
    AMOUNT                RATE                   DATE                 VALUE
  REPURCHASE AGREEMENT - 5.9%
  State Street Bank & Trust Company(a)
  $5,982,000                5.25%              11/02/98         $  5,982,000
 ---------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $5,982,000)                                             $  5,982,000
 ---------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (IDENTIFIED COST $92,642,321)(B)                              $103,450,292
 ---------------------------------------------------------------------------

 ---------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
   exceeds cost                                                  $17,628,020
  Gross unrealized loss for investments in which cost
   exceeds value                                                  (7,075,935)
 ---------------------------------------------------------------------------
  Net unrealized gain                                            $10,552,085
 ---------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of in-vestments in that category as a percentage of total net assets. Investment categories less than one tenth of one percent of net assets are disclosed as 0.0%.
 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under
   Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The aggregate cost for federal income tax purposes is $92,898,207.
 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 ADR--American Depository Receipt
 ADS--American Depository Shares
 GDR--Global Depository Receipt
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             COMMERCE INTERNATIONAL EQUITY FUND

                                        PERCENTAGE
                                                OF
                                         TOTAL NET
                                            ASSETS
  COMMON AND PREFERRED STOCK INDUSTRY
  CONCENTRATIONS+
  Financial Services                          10.6%
  Food Products                                7.6
  Electronics                                  7.5
  Utilities                                    6.1
  Banks                                        5.0
  Media                                        4.8
  Oil & Gas                                    4.6
  Telecommunications                           4.5
  Retail Trade                                 4.3
  Insurance                                    4.1
  Health/Personal Care                         3.8
  Chemical Products                            3.6
  Health & Medical Services                    3.0
  Industrial Machinery                         2.6
  Energy                                       2.5
  Beverages/Tobacco                            1.8
  Publishing                                   1.7
  Pharmaceuticals                              1.7
  Household Durables                           1.6
  Building Materials & Construction            1.5
  Diversified                                  1.5
  Consumer Products                            1.5
  Retail                                       1.4
  Computer Services/Software                   1.2
  Recreational Services                        1.0
  Transportation/Storage                       0.9
  Mining--Metals/Minerals                      0.8
  Real Estate                                  0.6
  Appliance Manufacturer                       0.5
  Computers/Office                             0.5
  Electrical Services                          0.4
  Wholesale Trade                              0.4
  Railroads                                    0.4
  Electronics-Semiconductors                   0.3
  Gas Distribution & Pipeline                  0.3
  Automobiles & Automobile Parts               0.3
  Hotels & Restaurants                         0.2
  Paper & Forest Products                      0.2
  Computers/Communication                      0.2
  Commercial Services                          0.1
  Diversified Industrial Manufacturing         0.1
  Aerospace/Defense                            0.1
  Textiles                                     0.1
 --------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCKS           95.9%
 --------------------------------------------------

 + Industry concentrations greater than one tenth of one percent are dis-closed.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter
 Dear Shareholder,
 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Fund had a total return of 6.59% for the 12 months ended October 31, 1998. This compares with a 7.28% return for the Lipper General Municipal Debt Funds Index, a 6.80% return for Lipper Intermediate Municipal Funds Index and a 7.44% return for Merrill Lynch Municipal Intermediate In-dex. During the period, we have changed one of the Fund's benchmarks from the Lipper General Municipal Debt Funds In-dex to the Lipper Intermediate Municipal Funds Index. We have determined that the new benchmark is weighted more ap-propriately with the Fund's investment objective.

                   Portfolio Highlights

                   .The story in the municipal market has been supply, and lots of it. Year-to-date long-term new issue volume of $234 billion is already the second busiest year on record, eclipsing 1997's mark of $221 billion. Several factors have contributed to this surge, including lower interest rates, tightening credit spreads, and voter willingness to approve public debt-financed projects. As measured by the yield on the general obligation triple-A 10 year, interest rates de-clined roughly 50 basis points from October 1997 to October 1998. This provided a golden opportunity for issuers to re-fund or refinance existing higher coupon debt at lower lev-els.

                   .Complementing the decline in overall interest rates, credit spreads continued to slide inward. This has allowed for greater savings for lower quality issuers as their ex-isting debt could be refinanced at spreads 20 to 30 basis points tighter to the triple-A curve. Lastly, the strong economy has produced a more congenial taxpayer. In the most recent election, voters nationwide approved 90% of the $28 billion in proposed bond issues.

                   .This spike in supply presented several buying opportuni-ties over the course of the year. We took advantage of these opportunities by selectively adding exposure to high-er-yielding sectors including health care, housing, higher education, and transportation. In addition to diversifying the overall credit exposure, bonds in these sectors still provide incremental yields of 20 to 40 basis points over highly rated general obligation bonds. The duration of the Fund remained in the 5.50-5.75 range for the last six months of the year. This tended to fall slightly short of the Lipper Intermediate Municipal Debt Funds Index and slightly long of the Merrill Lynch Municipal Intermediate Index.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 20, 1998

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the value, as of October 31, 1998, of a $10,000 in-vestment made on February 21, 1995 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Merrill Lynch Municipal Intermediate Index ("Merrill Lynch Muni Interm Index"), Lipper Gen-eral Municipal Debt Funds Index ("Lipper Gen Muni Debt Funds Index") and the Lipper Intermediate Municipal Funds Index ("Lipper Interm Muni Funds Index")) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 NATIONAL TAX-FREE INTERMEDIATE BOND FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED FEBRUARY 21, 1995 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

         Nat'l Tax-  Nat'l Tax-  Merrill Lynch  Lipper General   Lipper Interm
          Free w/o     Free w/       Muni           Muni        Muni Funds Index
2/21/95    10,000      9,650        10,000          10,000           10,000
 Oct-95    10,606     10,235        10,765          10,817           10,733
 Oct-96    10,989     10,604        11,387          11,409           11,214
 Oct-97    11,666     11,257        12,191          12,374           11,989
 Oct-98    12,435     11,999        13,098          13,275           12,804

                                                      SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31,
  1998
  INSTITUTIONAL SHARES (COMMENCED FEBRUARY 21, 1995)
 -----------------------------------------------------------------------------
  Excluding sales charge                                        6.07%    6.59%
  Including sales charge(a) (maximum sales charge
  3.50%)                                                        5.06%    2.88%
 -----------------------------------------------------------------------------

 (a) Sales charge removed effective November 1, 1998.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 1998

  PRINCIPAL              INTEREST                       MATURITY
   AMOUNT                  RATE                           DATE                               VALUE
  MUNICIPAL BOND OBLIGATIONS - 97.0%
  ARIZONA - 1.6%
  Arizona State Trans Brd Exc Tax Rev (AA-/Aa2)
  $500,000                 5.00%                        07/01/05                       $   527,750
 -------------------------------------------------------------------------------------------------
  FLORIDA - 0.6%
  Florida State Board of Education Capital Outlay GO Bonds Series A
   (AA+/Aa2)
   200,000                 5.25                         01/01/04                           213,072
 -------------------------------------------------------------------------------------------------
  GEORGIA - 0.7%
  Georgia State GO Bonds Series D (AA+/Aaa)
   200,000                 5.40                         11/01/10                           221,236
 -------------------------------------------------------------------------------------------------
  ILLINOIS - 3.8%
  Chicago Metropolitan Water Reclamation GO Bonds (AA/Aa2)
   500,000                 4.90                         12/01/01                           519,780
   450,000                 5.60                         12/01/09                           501,520
  Evanston GO Bonds (NR/Aaa)
   250,000                 5.30                         12/01/99                           256,057
                                                                                       -----------
                                                                                         1,277,357
 -------------------------------------------------------------------------------------------------
  INDIANA - 4.0%
  Merrillville Ind. Multi Sch Bldg (AAA/Aaa)
   500,000                 6.65                         07/01/06                           582,685
  Plymouth Ind Multi Sch Bldg (AAA/Aaa)
   700,000                 5.75                         07/01/06                           771,575
                                                                                       -----------
                                                                                         1,354,260
 -------------------------------------------------------------------------------------------------
  IOWA - 2.4%
  Bettendorf GO Bonds Series A (AMBAC) (NR/Aaa)
   250,000                 4.70                         06/01/03                           259,255
  Iowa City Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
   250,000                 6.00                         07/01/08                           265,620
  Polk County GO Bonds (FGIC) (AAA/Aaa)
   250,000                 5.50                         12/01/10                           277,293
                                                                                       -----------
                                                                                           802,168
 -------------------------------------------------------------------------------------------------
  KANSAS - 3.2%
  Kansas State Dev Fin Auth Rev Series G-2 (AAA/Aaa)
   500,000                 5.50                         10/01/07                           548,650
  Kansas State Dev Fin Auth Rev Water Pollution Cntl (AA+/Aa1)
   250,000                 5.25                         11/01/09                           270,630
  Olathe KS Certificate Participation (AA-NR)
   250,000                 4.80                         09/01/07                           256,810
                                                                                       -----------
                                                                                         1,076,090
 -------------------------------------------------------------------------------------------------
  KENTUCKY - 1.5%
  Kentucky Infrastructure Authority Revenue Bonds (A/A2)
   485,000                 5.13                         06/01/11                           500,501
 -------------------------------------------------------------------------------------------------
  LOUISIANA - 2.3%
  Louisiana Pub Facs Auth Hosp Rev (AAA/Aaa)
   500,000                 5.00                         07/01/04                           527,400

  PRINCIPAL              INTEREST                       MATURITY
   AMOUNT                  RATE                           DATE                               VALUE
  MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Louisiana State GO Bonds (AMBAC) (AAA/Aaa)
  $250,000                 5.00%                        04/15/02                       $   260,177
                                                                                       -----------
                                                                                           787,577
 -------------------------------------------------------------------------------------------------
  MARYLAND - 1.5%
  Washington Suburban Sanitation District GO Bonds (AA/Aa1)
   500,000                 4.75                         06/01/02                           518,945
 -------------------------------------------------------------------------------------------------
  MASSACHUSETTS - 2.3%
  Massachusetts State GO Series A (MBIA) (AA-/Aaa)
   700,000                 5.60                         02/01/07                           765,527
 -------------------------------------------------------------------------------------------------
  MICHIGAN - 3.7%
  Greenville Public Schools GO Bonds (MBIA) (AAA/Aaa)
   200,000                 5.75                         05/01/07                           219,750
  Michigan State Housing Development Authority (Single Family Home) Series
   B (AMBAC) (AAA/NR)
   500,000                 4.80                         12/01/10                           500,000
  Waterford Township School District Bonds (AA/Aa2)
   500,000                 4.85                         06/01/10                           514,995
                                                                                       -----------
                                                                                         1,234,745
 -------------------------------------------------------------------------------------------------
  MINNESOTA - 2.3%
  Minnesota State Housing and Finance Agency Series D (AA+/Aa)
   340,000                 5.35                         01/01/05                           357,799
  St. Paul Independent School District #625 GO Bonds Series C (AA/Aa)
   400,000                 5.20                         02/01/07                           422,636
                                                                                       -----------
                                                                                           780,435
 -------------------------------------------------------------------------------------------------
  MISSOURI - 5.7%
  Clay Cnty MO Pub Bldg Auth Leasehold Rev (AAA/NR)
   850,000                 5.10                         05/15/10                           887,817
  Jackson Cnty MO Leasehold Rev (AMBAC) (AAA/Aaa)
   500,000                 4.00                         12/01/04                           505,095
  Missouri State Health & Educational Fac Rev (BBB+/NR)
   500,000                 4.75                         02/15/05                           508,655
                                                                                       -----------
                                                                                         1,901,567
 -------------------------------------------------------------------------------------------------
  NEBRASKA - 3.9%
  Nebraska Pub Pwr Dist Rev Series A (MBIA) (AAA/Aaa)
   500,000                 5.25                         01/01/04                           531,240
  Nebraska Public Power District Revenue Bonds Series A (AAA/A1)
   250,000                 5.10                         01/01/06                           265,657
  Omaha Public Power Revenue Bonds Series A (AA/Aa)
   500,000                 5.00                         02/01/01                           515,245
                                                                                       -----------
                                                                                         1,312,142
 -------------------------------------------------------------------------------------------------
  NEVADA - 2.2%
  Clark County School District GO Bonds Series B (FGIC) (AAA/Aaa)
   200,000                 5.30                         05/01/04                           213,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  PRINCIPAL              INTEREST                       MATURITY
   AMOUNT                  RATE                           DATE                              VALUE
  MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Nevada State GO Bonds Series A-2 (AA/Aa2)
  $500,000                 5.25%                        05/15/05                       $   535,900
                                                                                       -----------
                                                                                           749,100
 -------------------------------------------------------------------------------------------------
  NEW YORK - 8.9%
  New York Dormitory Authority Rev (MBIA) (AAA/Aaa)
   500,000                 4.50                         07/01/06                           516,660
  New York GO Bonds Series A (A-/A3)
   500,000                 5.25                         08/01/07                           533,525
  New York GO Bonds Series J (A-/A3)
   750,000                 5.25                         08/01/11                           785,460
  New York State Dorm Auth Rev Series B (A-/A3)
   540,000                 5.00                         05/15/08                           572,762
  New York State Urban Dev Corp Rev (BBB+/Baa1)
   500,000                 6.25                         01/01/07                           571,265
                                                                                       -----------
                                                                                         2,979,672
 -------------------------------------------------------------------------------------------------
  NORTH CAROLINA - 2.9%
  Gaston County GO Bonds (FGIC) (AAA/Aaa)
   250,000                 4.90                         03/01/12                           259,163
  North Carolina Med Care Commn Hosp Rev (A+/A1)
   695,000                 4.40                         02/15/04                           705,432
                                                                                       -----------
                                                                                           964,595
 -------------------------------------------------------------------------------------------------
  OHIO - 0.5%
  Ohio State Infrastructure Improvement GO Bonds (AA+/Aa1)
   150,000                 5.20                         08/01/10                           160,395
 -------------------------------------------------------------------------------------------------
  OREGON - 1.6%
  Oregon State Housing & Community Services Department Revenue Bonds
   Series D (NR/Aa)
   500,000                 5.55                         07/01/06                           527,365
 -------------------------------------------------------------------------------------------------
  PENNSYLVANIA - 3.3%
  Pennsylvania State GO Bonds (AA-/A1)
   500,000                 5.25                         06/15/06                           532,100
  Pennsylvania State Indl Dev Auth Rev (AAA/Aaa)
   500,000                 6.00                         07/01/08                           568,690
                                                                                       -----------
                                                                                         1,100,790
 -------------------------------------------------------------------------------------------------
  SOUTH CAROLINA - 2.5%
  South Carolina State Capital Improvement GO Bonds Series A (AA+/Aaa)
   250,000                 5.00                         03/01/05                           265,557
  York County School District #1 GO Bonds Series A (MBIA) (AAA/AA/Aaa/Aa1)
   500,000                 7.00                         07/01/03                           568,145
                                                                                       -----------
                                                                                           833,702
 -------------------------------------------------------------------------------------------------
  SOUTH DAKOTA - 4.5%
  South Dakota Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
   500,000                 5.00                         09/01/04                           525,460

  PRINCIPAL              INTEREST                       MATURITY
   AMOUNT                  RATE                           DATE                              VALUE
  MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
  $660,000                 4.60%                        05/01/05                       $   666,270
   315,000                 4.65                         05/01/06                           318,774
                                                                                       -----------
                                                                                         1,510,504
 -------------------------------------------------------------------------------------------------
  TENNESSEE - 1.6%
  Shelby County GO Bonds Series A (AA+/Aa)
   500,000                 5.63                         06/01/08                           546,480
 -------------------------------------------------------------------------------------------------
  TEXAS - 3.1%
  Channelview Independent School District GO Bonds (PSFG) (NR/Aaa)
   250,000                 4.75                         08/15/05                           259,448
  San Antonio GO Bonds (AA/Aa)
   200,000                 5.20                         08/01/02                           211,384
  Tarrant County Water Control & Improvement Revenue Bonds (AAA/Aaa)
   140,000                 5.00                         03/01/09                           143,878
  Texas A&M University Revenue Bonds (AA/Aa)
   200,000                 5.55                         05/15/01                           209,152
  Texas State GO Bonds Series A (AA/Aa)
   200,000                 5.65                         10/01/08                           216,138
                                                                                       -----------
                                                                                         1,040,000
 -------------------------------------------------------------------------------------------------
  UTAH - 4.3%
  Alpine School District GO Bonds (FGIC-TCRS) (AAA/Aaa)
   250,000                 5.40                         03/15/05                           260,820
  Intermountain Power Agency Rev Series A (MBIA) (AAA/Aaa)
   800,000                 6.00                         07/01/08                           903,816
  Intermountain Power Agency Rev Series B (A+/A1)
   250,000                 5.10                         07/01/03                           262,870
                                                                                       -----------
                                                                                         1,427,506
 -------------------------------------------------------------------------------------------------
  VIRGINIA - 3.8%
  Metro Wash DC Arpts Auth Rev Series B (AAA/Aaa)
   500,000                 5.25                         10/01/09                           533,360
   500,000                 5.25                         10/01/12                           523,905
  Virginia Beach GO Bonds (AA/Aa)
   200,000                 5.20                         07/15/06                           216,166
                                                                                       -----------
                                                                                         1,273,431
 -------------------------------------------------------------------------------------------------
  WASHINGTON - 10.1%
  King County GO Bonds Series D (AA+/Aa1)
   500,000                 6.20                         12/01/00                           527,190
  King County School District #414 GO Bonds Series A (AA/Aa)
   430,000                 5.10                         12/01/06                           457,696
  Pierce County Sewer Improvements Revenue Bonds (A+/A1)
   290,000                 5.45                         02/01/08                           303,241
  Port Seattle Revenue Bonds Series A (AMBAC) (AAA/Aaa)
   500,000                 6.00                         02/01/99                           503,480
  Seattle GO Bonds Series A (AA+/Aa1)
   150,000                 5.30                         08/01/13                           156,927

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
October 31, 1998

  PRINCIPAL            INTEREST                      MATURITY
   AMOUNT                RATE                          DATE                            VALUE
  MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Spokane County School District #354 GO Bonds (A+/A)
  $370,000               5.20%                         12/01/06                   $   394,982
  Vancouver Water & Sewer Revenue Bonds (FGIC) (AAA/Aaa)
   250,000               4.70                          06/01/01                       257,010
  Washington Higher Educational Facility University of Puget Sound
   Revenue Bonds (A+/A2)
   500,000               5.00                          10/01/06                       521,870
  Washington State GO Bonds Series DD-12 & CC-9 (AA/Aa)
   250,000               5.38                          03/01/08                       273,265
                                                                                  -----------
                                                                                    3,395,661
 --------------------------------------------------------------------------------------------
  WISCONSIN - 8.2%
  Eau Claire GO Bonds Series A (AA/Aa2)
   470,000               5.00                          04/01/08                       503,488
  Green Bay Public School District GO Bonds (NR/Aa)
   500,000               4.90                          04/01/05                       530,130
  Green Bay Public School District GO Bonds (NR/Aa2)
   200,000               4.63                          04/01/11                       202,660
  Milwaukee GO Bonds Series E (AA+/Aa1)
   250,000               5.50                          06/15/10                       268,955
  Waukesha County GO Bonds (NR/Aaa)
   500,000               4.40                          12/01/98                       500,550
  Wisconsin State Clean Water Revenue Bonds Series 1 (AA+/Aa2)
   500,000               5.25                          06/01/10                       528,240
  Wisconsin State GO Bonds Series 3 (AA/Aa)
   200,000               5.25                          11/01/02                       211,330
                                                                                  -----------
                                                                                    2,745,353
 --------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (COST $31,408,961)                                                              $32,527,926
 --------------------------------------------------------------------------------------------

  SHORT-TERM OBLIGATIONS - 2.1%
  ALABAMA - 0.9%
  Columbia Alabama Power Co. Series D
  $300,000               3.60%(a)                   11/02/98(a)                   $   300,000
  DELAWARE - 0.3%
  Delaware State Econ Dev Auth Rev (A/A2)
   100,000               3.85(a)                    11/02/98(a)                       100,000
  TEXAS - 0.9%
  Grapevine Industrial Development Revenue Bonds (Morgan Guarantee
   Trust Co. LOC) (NR/Aa1/P-1)
   300,000               3.65(a)                    11/02/98(a)                       300,000
 --------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $700,000)                                                                 $   700,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $32,108,961)(B)                                                           $33,227,926
 --------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds cost                $1,118,965
  Gross unrealized loss for investments in which value exceeds cost                        --
 --------------------------------------------------------------------------------------------
  Net unrealized gain                                                              $1,118,965
 --------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 (a) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1998. The maturity date shown is the next reset date.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 AMBAC--Insured by American Municipal Bond Assurance Corporation
 FGIC--Insured by Financial Guaranty Insurance Company
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance Corporation
 NR--Not Rated
 PSFG--Permanent School Fund Guaranteed
 TCRS--Transferable Custodial Receipts
 ------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter
 Dear Shareholder,

 WE ARE PLEASED TO REPORT ON THE PERFORMANCE OF THE COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1998.

                   Performance Review

                   The Fund had a total return of 6.65% for the 12 months ended October 31, 1998. This compares with a 7.28% return for the Lipper General Municipal Debt Funds Index, a 6.80% return for the Lipper Intermediate Municipal Funds Index and a 7.44% return for the Merrill Lynch Municipal Interme-diate Index. During the period, we have changed one of the Fund's benchmarks from the Lipper General Municipal Debt Funds Index to the Lipper Intermediate Municipal Funds In-dex. We have determined that the new benchmark is weighted more appropriately with the Fund's investment objective.

                   Portfolio Highlights

                   .The story in the municipal market has been supply, and lots of it. Year-to-date long-term new issue volume of $234 billion makes 1998 the second busiest year on record, eclipsing 1997's mark of $221 billion. Several factors have contributed to this surge including lower interest rates, tightening credit spreads, and voter willingness to approve public debt-financed projects. As measured by the yield on the general obligation triple-A 10 year, interest rates de-clined roughly 50 basis points from October 1997 to October 1998. This provided a golden opportunity for issuers to re-fund or refinance existing higher coupon debt at lower lev-els.

                   .Complementing the decline in overall interest rates, credit spreads continued to slide inward. This has allowed for greater savings for lower quality issuers as their ex-isting debt could be refinanced at spreads 20 to 30 basis points tighter to the triple-A curve. Lastly, the strong economy has produced a more congenial taxpayer. In the most recent election, voters nationwide approved 90% of the $28 billion in proposed bond issues

                   .In Missouri, the story was no different. At the end of Oc-tober, long-term new issue supply in the State totaled $4.1 billion. That is an increase of 88% over 1997 levels. We took advantage of this spike in supply by selectively add-ing exposure to higher-yielding sectors including health care, housing, higher education and transportation. In ad-dition to diversifying the overall credit exposure, bonds in these sectors still provide incremental yields of 20 to 40 basis points over highly rated general obligation bonds. The duration of the Fund remained in the 5.50-5.75 range for the last six months of the year. This tended to fall slightly short of the Lipper Intermediate Municipal Debt Funds Index and slightly long of the Merrill Lynch Munici-pal Intermediate Index.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 20, 1998

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary (Unaudited)
October 31, 1998

 The following graph shows the values as of October 31, 1998, of a $10,000 in-vestment made on February 21, 1995 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Merrill Lynch Municipal Interim Index, Lipper Gen Municipal Debt Funds Index and the Lipper Interim Municipal Funds Index) are shown. The performance data represents past performance and should not be considered indicative of future perfor-mance which will fluctuate with changes in market conditions. These perfor-mance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 MISSOURI TAX-FREE INTERMEDIATE BOND FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED FEBRUARY 21, 1995 TO OCTOBER 31, 1998

[LINE GRAPH APPEARS HERE]

           Missouri    Missouri                     Lipper        Lipper
           Tax-Free    Tax-Free   Merrill Lynch     General       Interim
           (no sales   (w/sales    Muni Interm     Muni Debt     Muni Funds
            charge)     charge)       Index       Funds Index      Index
2/21/95     10,000       9,650        10,000         10,000        10,000
 Oct-95     10,545      10,176        10,765         10,817        10,733
 Oct-96     10,907      10,525        11,387         11,409        11,214
 Oct-97     11,595      11,189        12,191         12,374        11,989
 Oct-98     12,367      11,935        13,098         13,275        12,804

                                                      SINCE INCEPTION ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1998
  INSTITUTIONAL SHARES (COMMENCED FEBRUARY 21, 1995)
 -----------------------------------------------------------------------------
  Excluding sales charges                                       5.92%    6.65%
  Including sales charges(a) (maximum sales charge
  3.50%)                                                        4.90%    2.95%
 -----------------------------------------------------------------------------

 (a) Sales charge removed effective November 1, 1998.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 1998

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                              VALUE
  MISSOURI MUNICIPAL BOND OBLIGATIONS - 97.1%
  Ballwin MO GO Bonds (NR/Aa2)
  $  755,000               4.50%                        09/01/10                       $   764,536
  Belton Cap Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
     200,000               5.00                         03/01/05                           212,100
     200,000               5.00                         03/01/06                           213,102
  Cass County School District #R-9 GO Bonds (NR/A)
     200,000               6.25                         03/01/00                           201,534
  Chesterfield GO Bonds (NR/Aa2)
     500,000               5.20                         02/15/12                           524,290
  Clay County MO Pub Bldg Auth Leasehold Rev Series A (AAA/NR)
     665,000               5.00                         05/15/09                           694,725
  Clay County MO Pub Bldg Auth Leasehold Rev Series C (AAA/NR)
      40,000               5.00                         05/15/09                            41,788
  Columbia Water & Electricity Revenue Bonds Series A (AA/A1)
     300,000               5.40                         10/01/02                           317,718
  Fort Zumwalt School District (AA/NR)
     100,000               5.25                         03/01/11                           105,865
  Hazelwood School District GO Bonds (NR/Aa)
     150,000               5.15                         03/01/04                           158,265
  Jackson County Lease Revenue Bonds (Truman Sports Comp.) (AMBAC)
   (AAA/Aaa)
     500,000               4.00                         12/01/04                           505,095
  Jackson County Reorganized School District #7 GO Bonds (NR/A1)
     250,000               5.60                         03/01/08                           265,930
  Jackson County Reorganized School District #7 Lease Summit Reg & Imp.
   (AA/Aa2)
     500,000               4.50                         03/01/05                           515,800
  Jackson County Reorganized School District #7 Lease Summit Revenue Bonds
   (AMBAC) (NR/Aaa)
     310,000               4.15                         03/01/05                           313,252
  Jackson County Reorganized School District #7 Lease Summit Certificate
   Participation (AMBAC) (NR/Aaa)
     265,000               4.50                         03/01/04                           273,724
  Jasper County School District #R-9 GO Bonds (AA/NR)
     500,000               5.00                         09/01/03                           526,200
  Kansas City Chouteau Bridge Project Series B (AA/Aa3)
     380,000               5.00                         05/01/11                           395,675
  Kansas City MO GO Bonds (AA/Aa3)
     200,000               4.50                         06/01/04                           203,962
  Kansas City MO GO Bonds Series A (AA/Aa3)
     500,000               5.25                         03/01/10                           537,110
  Kansas City Sewer Special Assessment GO Bonds Series A (AA/Aa)
     410,000               7.40                         05/15/99                           419,221

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                              VALUE
  MISSOURI MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Assoc. Elec. Coop) (AA/A1)
  $  250,000               4.25%                        12/01/98                       $   250,130
     250,000               5.50                         12/01/04                           268,090
     500,000               5.50                         12/01/06                           540,195
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue Bonds Series A (AA/NR)
     150,000               5.25                         07/01/02                           157,617
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue Bonds Series C (NR/Aa1)
     205,000               4.75                         01/01/01                           209,631
     500,000               4.90                         01/01/02                           516,950
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue Bonds Series D (NR/Aa1)
     400,000               5.50                         01/01/08                           432,488
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue Bonds Series E (NR/Aa1)
     390,000               4.38                         07/01/00                           395,437
  Missouri State Fourth State Building GO Bonds Series A (AAA/Aaa)
     500,000               7.00                         04/01/04                           572,540
     150,000               5.30                         08/01/08                           161,931
     500,000               5.40                         08/01/09                           540,300
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AA/Aa2)
     400,000               6.00                         05/15/07                           449,644
     150,000               6.00                         05/15/11                           170,597
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AMBAC-TRCS) (AAA/Aaa)
   1,000,000               5.15                         05/15/10                         1,065,380
  Missouri State Health & Educational Facility Revenue Bonds (Children
   Mercy Hosp) (A+/NR)
     205,000               4.55                         05/15/05                           208,473
     750,000               5.25                         05/15/18                           753,855
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
   Health Sys) (BBB+/NR)
     500,000               4.75                         02/15/05                           508,655
  Missouri State Health & Educational Facility Revenue Bonds (prerefunded to 06/01/01) (MBIA) (AAA/Aaa)
     300,000               6.63                         06/01/11                           328,371
  Missouri State Health & Educational Facility Authority Revenue Bonds (St.
   Louis Univ) (AA-/A1)
   1,000,000               4.40                         10/01/06                         1,012,630
  Missouri State Health & Educational Facility Revenue Bonds (The Barstow
   Sch)
     405,000               4.75                         10/01/10                           397,402

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 1998

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  MISSOURI MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Missouri State Health & Educational Facility Revenue Bonds Series A
   (Washington University)(NR/Aa1)
  $  800,000               4.75%                        08/15/05                       $    837,216
  Missouri State Health & Educational Facility Revenue Bonds Series B
   (Health Midwest) (MBIA) (AAA/Aaa)
     150,000               6.10                         06/01/11                            165,697
  Missouri State Housing Development Community Revenue Bonds Series B
   (GNMA/FNMA) (AAA/NR)
     210,000               5.50                         03/01/06                            222,161
  Missouri State Housing Development Community Revenue Bonds Series C
   (GNMA/FNMA) (AAA/NR)
     230,000               4.80                         09/01/01                            235,536
  Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-
   SingleFam. Series A2) (GNMA/FNMA) (AAA/NR)
     195,000               5.40                         03/01/06                            204,471
  Missouri State Housing Development Community Mortgage Revenue Bonds(AMT-
   SingleFam. Series B2) (GNMA/FNMA) (AAA/ NR)
     380,000               4.55                         03/01/04                            385,179
     390,000               5.20                         03/01/08                            406,653
  Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-
   SingleFam. Series C2) (GNMA/FNMA)(AAA/NR)
     245,000               4.90                         03/01/07                            250,361
  Missouri State Regal Convention & Sports Comp Auth (A+/A1)
     640,000               4.75                         08/15/04                            661,178
  Missouri State Third State Building GO Bonds Series A (AAA/Aaa)
     500,000               4.50                         08/01/02                            515,595
  Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
     300,000               5.60                         08/01/10                            326,664
  New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
     375,000               4.25                         12/01/02                            383,153
  Platte County Missouri School District Park Hill GO Bond (Student Aid
   Direct Deposit) (AA/Aa2)
     500,000               5.20                         03/01/09                            533,705
  Richmond Heights CTFS Partnership Capital Improvement Projects Series A
   Certificate Participation (MBIA) (AAA/Aaa)
     550,000               4.60                         02/15/05                            569,371
     575,000               4.70                         02/15/06                            599,805
  Springfield MO GO Bonds (NR/Aa)
     220,000               4.30                         03/01/00                            222,477
  Springfield MO Sch Dist#12 GO Bonds Series B (FGIC) (AAA/Aaa)
     620,000               9.50                         03/01/07                            856,183

  PRINCIPAL              INTEREST                       MATURITY
    AMOUNT                 RATE                           DATE                               VALUE
  MISSOURI MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  Springfield Public Building Corp. Leasehold Revenue Bond (AMBAC) (AAA/NR)
  $  225,000               4.50%                        03/01/08                       $    229,282
     250,000               4.85                         03/01/10                            257,165
  St. Charles County Francis Howell School District GO Bonds (Student Aid
   Direct Deposit) (AA/NR)
     485,000               4.50                         03/01/04                            498,376
  St. Charles County Frances Howell School District GO Bonds Series A
   (AMBAC) (AAA/Aaa)
     150,000               5.75                         03/01/11                            158,470
  St. Charles County Francis Howell School District GO Bonds Series A (FGIC)
   (AAA/Aaa)
     700,000               4.60                         03/01/04                            722,673
  St. Louis Board of Education GO Bonds Series A (FGIC State Aid Direct
   Deposit) (AAA/Aaa)
     500,000               4.40                         04/01/07                            512,710
  St. Louis Board of Education GO Bonds Series B (FGIC State Aid Direct
   Deposit) (AAA/Aaa)
     905,000               5.50                         04/01/10                            982,432
  St. Louis County GO Bonds Series B (NR/Aaa)
     200,000               5.25                         02/01/07                            210,690
     750,000               5.30                         02/01/08                            791,535
  St. Louis County Rockwood School District #R-6 GO Bonds (NR/Aaa)
     300,000               5.80                         02/01/99                            302,058
     800,000               5.13                         02/01/07                            853,920
     740,000               4.63                         07/01/08                            769,733
  St. Louis County School District GO Bonds (FGIC) (AAA/Aaa)
     200,000               5.40                         04/01/03                            214,462
  St. Louis County School District GO Bonds Lindbergh (NR/Aa)
     715,000               6.60                         02/15/03                            793,950
     200,000               5.40                         02/15/10                            215,978
  St. Louis County School District GO Bonds Parkway (NR/Aa)
     300,000               7.00                         02/01/00                            312,852
  St. Louis Regal Convention & Sports Comp Authority Series C (AAA/Aaa)
     530,000               7.90                         08/15/21                            625,400
  St. Peters GO Bonds (NR/A1)
     150,000               5.80                         01/01/10                            159,559
  University Dev Foundation MO Power Leasehold Revenue Bonds (AAA/NR)
     500,000               5.75                         05/01/13                            548,355
  University of Missouri Health Facilities Revenue Bonds
   Series A (AMBAC) (AAA/Aaa)
     150,000               5.20                         11/01/10                            158,747

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               COMMERCE MISSOURI TAX FREE INTERMEDIATE BOND FUND

  PRINCIPAL            INTEREST                      MATURITY
    AMOUNT               RATE                          DATE                            VALUE
  MISSOURI MUNICIPAL BOND OBLIGATIONS - (CONTINUED)
  University of Missouri Systems Facilities Revenue Bonds (AA+/Aa2)
  $  250,000             4.60%                       11/01/00                     $   255,245
 --------------------------------------------------------------------------------------------
  TOTAL MISSOURI MUNICIPAL BOND OBLIGATIONS
  (COST $32,088,362)                                                              $33,079,205
 --------------------------------------------------------------------------------------------
  SHORT-TERM OBLIGATIONS - 1.5%
  Independence MO Ind Dev Auth Rev Bonds (LOC-Credit Local de France;
   Expire: 11/15/07; 100%) (AA+/NR)
  $  400,000             3.65%(a)                   11/02/98(a)                   $   400,000
  Kansas City MO Ind Dev Auth Rev Bonds (A-1+/NR)
     100,000             3.70%(a)                   11/02/98(a)                       100,000
 --------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $500,000)                                                                 $   500,000
 --------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.7%
  State Street Bank & Trust Company(b)
  $  221,000             5.25%                       11/02/98                     $   221,000
 --------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $221,000)                                                                 $   221,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $32,809,362)(C)                                                           $33,800,205
 --------------------------------------------------------------------------------------------


 --------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds cost                  $997,056
  Gross unrealized loss for investments in which cost exceeds value                    (6,213)
 --------------------------------------------------------------------------------------------
  Net unrealized gain                                                                $990,843
 --------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1998. The maturity date shown is the next reset date.
 (b) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (c) The cost stated also represents aggregate cost for federal income tax purposes.

 ------------------------------------------------------------------------------
 INVESTMENT ABBREVIATIONS:
 AMBAC--Insured by American Municipal Bond Assurance Corporation
 CGIC--Insured by Capital Guaranty Insurance Corporation
 FGIC--Insured by Financial Guaranty Insurance Company
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance Corporation
 NR--Not Rated

 ------------------------------------------------------------------------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COMMERCE FUNDS
Statements of Assets and Liabilities
October 31, 1998

                                           SHORT-TERM
                                           GOVERNMENT                  BALANCED
                                                 FUND    BOND FUND         FUND
 ASSETS:

  Investments in securities, at value
  (cost $68,150,699, $292,071,386,
  $115,723,652, $94,776,918,
  $347,606,312, $121,056,611,
  $92,642,321, $32,108,961 and
  $32,809,362, respectively)              $69,665,784 $303,249,513 $126,055,804
  Cash and Foreign Currency (cost
  $1,118,712, International Equity)                97       31,013           --
  Receivables:
   Investment securities sold                      --           --      514,500
   Interest                                   622,022    3,241,748      548,458
   Dividends                                       --           --       59,804
   Fund shares sold                           451,194    1,088,197      708,790
  Deferred organization expenses, net          11,030       11,704       11,277
  Other                                            --           --          967
 ------------------------------------------------------------------------------
  TOTAL ASSETS                             70,750,127  307,622,175  127,899,600
 ------------------------------------------------------------------------------

 LIABILITIES:

  Payables:
   Investment securities purchased                 --           --    1,415,581
   Fund shares redeemed                        16,641      418,500        2,354
   Dividends and distributions                167,523      450,134           --
   Advisory fees                                6,582      132,576       62,649
   Administrative fees                          8,654       39,772       15,334
   Shareowner servicing fees                    4,672       28,072       30,383
   Distribution fees -- Service Shares            777        1,183        2,734
  Accrued expenses and other liabilities       39,576       97,307       59,351
 ------------------------------------------------------------------------------
  TOTAL LIABILITIES                           244,425    1,167,544    1,588,386
 ------------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                          68,919,625  291,534,412  101,631,944
  Accumulated undistributed net invest-
  ment income                                  22,304      109,912      271,260
  Accumulated net realized gain (loss)
  on investment transactions and foreign
  currency transactions                        48,688    3,632,180   14,075,858
  Net unrealized gain (loss) on
  investments and translation of assets
  and liabilities denominated in foreign
  currencies                                1,515,085   11,178,127   10,332,152
 ------------------------------------------------------------------------------
  NET ASSETS                              $70,505,702 $306,454,631 $126,311,214
 ------------------------------------------------------------------------------

 SHARES OUTSTANDING:

  Total shares outstanding, no par value
  (unlimited number of shares autho-
  rized):
   Institutional Shares                     3,702,607   15,389,277    4,575,901
   Service Shares                              51,501       53,342       96,025
  Institutional Shares: Net asset value
  per share (net assets/shares outstand-
  ing)                                    $     18.78 $      19.84 $      27.04
   Maximum public offering price per
   share(b)                               $     18.78 $      19.84 $      27.04
  Service Shares: Net asset value per
  share (net assets/shares outstanding)   $     18.79 $      19.85 $      27.01
   Maximum public offering price per
   share(c)                               $     19.17 $      20.57 $      27.99
 ------------------------------------------------------------------------------

 (a) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermedi-ate Bond Funds were formerly known as the National Tax-Free Bond Fund and MIssouri Tax-Free Bond Fund, respectively.
 (b) For the National Tax-Free Intermediate Bond and Missouri Tax-Free Inter-mediate Bond Funds, the maximum public offering price per share is calcu-lated as (NAV per share x 1.0363). Effective November 1, 1998, the sales charge was removed for the National Tax-Free Intermediate Bond and Mis-souri Tax-Free Intermediate Bond Funds.
 (c) For the Short-Term Government Fund, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0363).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

       GROWTH                                                NATIONAL     MISSOURI
          AND                                                TAX-FREE     TAX-FREE
       INCOME                      MIDCAP INTERNATIONAL  INTERMEDIATE INTERMEDIATE
         FUND    GROWTH FUND         FUND   EQUITY FUND  BOND FUND(A) BOND FUND(A)


  $93,153,117   $430,907,350 $140,117,388  $103,450,292   $33,227,926  $33,800,205
          689             76          981     1,115,750        91,534           --
           --             --    1,788,500       104,576            --           --
          222         10,383        1,504         1,745       485,282      411,657
       98,685        261,931       51,110       281,089            --           --
      882,391      1,097,241      861,605       854,254       372,132      144,000
       13,337         11,961       10,971        10,894        13,974       13,940
        1,685          2,771           --           739           103           32
 ---------------------------------------------------------------------------------
   94,150,126    432,291,713  142,832,059   105,819,339    34,190,951   34,369,834
 ---------------------------------------------------------------------------------



           --     12,477,478    2,371,962     4,045,111       501,667           --
       19,201        595,208       26,150        34,547        35,000      205,000
           --             --           --            --        90,077       85,962
       54,730        245,463       80,150        77,979        11,085        5,025
       10,946         49,093       16,030        11,996         4,268        4,210
       23,818         62,799       16,251         8,313            --           --
        1,651         10,347        1,235           613            --           --
       49,474         89,348       48,870       100,824        21,070       18,645
 ---------------------------------------------------------------------------------
      159,820     13,529,736    2,560,648     4,279,383       663,167      318,842
 ---------------------------------------------------------------------------------


   94,595,183    273,149,896  114,427,920    92,006,819    32,105,180   32,852,682
       32,869        151,592           --       347,428        21,096       22,171

      986,055     62,159,451    6,782,714    (1,634,649)      282,543      185,296
   (1,623,801)    83,301,038   19,060,777    10,820,358     1,118,965      990,843
 ---------------------------------------------------------------------------------
  $93,990,306   $418,761,977 $140,271,411  $101,539,956   $33,527,784  $34,050,992
 ---------------------------------------------------------------------------------



    4,263,826     10,967,087    4,268,806     4,399,237     1,734,314    1,786,004
       62,811        240,424       38,158        16,559            --           --
  $     21.72   $      37.37 $      32.57  $      23.00   $     19.33  $     19.07
  $     21.72   $      37.37 $      32.57  $      23.00   $     20.03  $     19.76
  $     21.73   $      37.29 $      32.40  $      22.92            --           --
  $     22.52   $      38.64 $      33.58  $      23.75            --           --
 ---------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Operations
For the Year Ended October 31, 1998

                                        SHORT-TERM
                                        GOVERNMENT         BOND    BALANCED
                                              FUND         FUND        FUND
  INVESTMENT INCOME:
  Interest                              $3,775,481  $17,926,452 $ 3,214,258
  Dividends(a)                                  --           --     957,471
 -------------------------------------------------------------------------------
  TOTAL INCOME                           3,775,481   17,926,452   4,171,729
 -------------------------------------------------------------------------------
  EXPENSES:
  Advisory fees                            286,805    1,338,581   1,250,959
  Administration fees                       86,042      401,574     187,644
  Shareowner servicing fees                 26,639      153,357     149,843
  Transfer agent fees                       61,208       70,629      51,035
  Custodian fees                            60,773       72,561      79,867
  Professional fees                         13,528       54,972      31,883
  Registration fees                         36,278       66,544      40,195
  Trustee fees                               1,562        6,474       3,486
  Distribution fees-Service Shares           1,488        2,168       5,531
  Amortization of deferred organiza-
  tion expenses                              9,968       10,578      10,187
  Other                                     11,178       57,892      50,156
 -------------------------------------------------------------------------------
  TOTAL EXPENSES                           595,469    2,235,330   1,860,786
 -------------------------------------------------------------------------------
  Less -- Investment advisory fees
  waived and expense reimbursements       (203,926)          --    (439,213)
 -------------------------------------------------------------------------------
  NET EXPENSES                             391,543    2,235,330   1,421,573
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)           3,383,938   15,691,122   2,750,156
 -------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:

  Net realized gain (loss) on:
  Investment transactions                  228,646    3,849,016  14,126,371
  Foreign currency transactions                 --           --          --
  Net change in unrealized gain (loss)
  on:
  Investments                              887,152    2,052,158  (6,792,419)
  Translation of assets and liabili-
  ties denominated in foreign curren-
  cies                                          --           --          --
 -------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                  1,115,798    5,901,174   7,333,952
 -------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $4,499,736  $21,592,296 $10,084,108
 -------------------------------------------------------------------------------

 (a) Amount is net of $3,981, $28,211 and $215,356 respectively, for the Growth and Income Fund, Growth Fund and International Equity Fund in withholding taxes.
 (b) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

                                                             NATIONAL      MISSOURI
         GROWTH                                              TAX-FREE      TAX-FREE
     AND INCOME       GROWTH      MIDCAP  INTERNATIONAL  INTERMEDIATE  INTERMEDIATE
           FUND         FUND        FUND    EQUITY FUND  BOND FUND(B)  BOND FUND(B)

   $    131,071  $ 1,094,497  $  179,803     $  331,681    $1,337,540    $1,322,852
      1,465,428    4,074,672     597,173      1,615,408            --            --
 -----------------------------------------------------------------------------------
      1,596,499    5,169,169     776,976      1,947,089     1,337,540     1,322,852
 -----------------------------------------------------------------------------------
        603,694    3,026,752     997,933      1,406,013       145,111       144,482
        120,739      605,350     199,587        140,601        43,526        43,344
         45,984      316,143      80,807         44,394            --            --
         31,578      100,331      74,894         58,148        28,931        28,394
         50,751       76,183      60,360        264,908        44,184        43,834
         13,688       72,987      30,635         20,792         7,104         5,945
         51,026       48,976      38,459         35,177         8,478         8,285
          2,185       10,475       3,485          2,232           929           609
          4,012       19,470       2,419            759            --            --
          4,000       10,800       9,906          9,840        10,687        10,665
          8,690      102,682      49,008         23,744        12,257        10,652
 -----------------------------------------------------------------------------------
        936,347    4,390,149   1,547,493      2,006,608       301,207       296,210
 -----------------------------------------------------------------------------------
             --           --          --       (485,815)      (87,722)     (108,385)
 -----------------------------------------------------------------------------------
        936,347    4,390,149   1,547,493      1,520,793       213,485       187,825
 -----------------------------------------------------------------------------------
        660,152      779,020    (770,517)       426,296     1,124,055     1,135,027
 -----------------------------------------------------------------------------------


        986,021   62,159,771   6,782,606     (1,482,189)      282,675       185,385
             --           --          --       (101,310)           --            --

    (4,499,448)   (7,637,153) (3,186,658)     6,457,134       484,832       536,591
             --           --          --         36,261            --            --
 -----------------------------------------------------------------------------------
    (3,513,427)   54,522,618   3,595,948      4,909,896       767,507       721,976
 -----------------------------------------------------------------------------------
   $(2,853,275)  $55,301,638  $2,825,431     $5,336,192    $1,891,562    $1,857,003
 -----------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1998

                                        SHORT-TERM
                                        GOVERNMENT          BOND      BALANCED
                                              FUND          FUND          FUND
  INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)        $  3,383,938  $ 15,691,122  $  2,750,156
  Net realized gain (loss) on
  investments and foreign currency
  transactions                             228,646     3,849,016    14,126,371
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                               887,152     2,052,158    (6,792,419)
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS       4,499,736    21,592,296    10,084,108
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
  Institutional Shares                  (3,391,516)  (15,642,257)   (2,649,664)
  Service Shares                           (33,839)      (48,371)      (43,961)
  From net realized gain on
  investment transactions:
  Institutional Shares                          --            --    (5,448,631)
  Service Shares                                --            --       (66,436)
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS                          (3,425,355)  (15,690,628)   (8,208,692)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Proceeds from sale of shares:
  Institutional Shares                  35,298,819   124,463,979    37,176,250
  Service Shares                           558,189       341,018     1,570,001
  Reinvestment of dividends and
  distributions:
  Institutional Shares                   2,127,602    10,866,284     8,031,502
  Service Shares                            25,076        44,692       105,688
  Cost of shares redeemed:
  Institutional Shares                 (17,791,072)  (53,619,651)  (29,167,152)
  Service Shares                           (77,342)      (84,976)     (281,352)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS     20,141,272    82,011,346    17,434,937
 ------------------------------------------------------------------------------
  TOTAL INCREASE                        21,215,653    87,913,014    19,310,353
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                     49,290,049   218,541,617   107,000,861
 ------------------------------------------------------------------------------
  End of year                         $ 70,505,702  $306,454,631  $126,311,214
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME                   $     22,304  $    109,912  $    271,260
 ------------------------------------------------------------------------------
  SUMMARY OF SHARE TRANSACTIONS:
  Institutional Shares
  Sold                                   1,903,333     6,349,549     1,363,665
  Issued on reinvestment of
  dividends and distributions              114,766       552,687       300,769
  Redeemed                                (959,304)   (2,720,225)   (1,054,815)
 ------------------------------------------------------------------------------
  INCREASE IN SHARES OUTSTANDING         1,058,795     4,182,011       609,619
 ------------------------------------------------------------------------------
  Service Shares
  Sold                                      29,958        17,372        57,190
  Issued on reinvestment of
  dividends and distributions                1,352         2,273         3,950
  Redeemed                                  (4,168)       (4,350)      (10,832)
 ------------------------------------------------------------------------------
  INCREASE (DECREASE) IN SHARES
  OUTSTANDING                               27,142        15,295        50,308
 ------------------------------------------------------------------------------

 (a) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

                                                                  NATIONAL      MISSOURI
      GROWTH AND                                                  TAX-FREE      TAX-FREE
          INCOME         GROWTH        MIDCAP  INTERNATIONAL  INTERMEDIATE  INTERMEDIATE
            FUND           FUND          FUND    EQUITY FUND  BOND FUND(A)  BOND FUND(A)
    $    660,152   $    779,020  $   (770,517)  $    426,296   $ 1,124,055   $ 1,135,027
         986,021     62,159,771     6,782,606     (1,583,499)      282,675       185,385
      (4,499,448)    (7,637,153)   (3,186,658)     6,493,395       484,832       536,591
 ----------------------------------------------------------------------------------------
      (2,853,275)    55,301,638     2,825,431      5,336,192     1,891,562     1,857,003
 ----------------------------------------------------------------------------------------

        (649,065)      (672,603)           --       (284,322)   (1,124,055)   (1,135,027)
          (7,017)        (1,362)           --           (617)           --            --

         (96,153)   (22,597,342)   (6,316,543)    (2,052,413)           --       (18,974)
          (4,884)      (384,442)      (36,686)        (6,198)           --            --
 ----------------------------------------------------------------------------------------
        (757,119)   (23,655,749)   (6,353,229)    (2,343,550)   (1,124,055)   (1,154,001)
 ----------------------------------------------------------------------------------------


      66,921,460    101,540,731    53,751,656     38,758,637    11,904,162    13,626,116
         845,014      3,281,298       747,791        200,795            --            --

         515,244     20,410,434     4,555,044      1,653,469       149,809       193,371
           8,795        381,744        36,634          6,737            --            --

     (16,381,268)   (87,122,002)  (28,264,874)   (20,520,621)   (4,574,500)   (4,905,167)
      (2,069,988)      (907,527)     (127,510)       (55,621)           --            --
 ----------------------------------------------------------------------------------------
      49,839,257     37,584,678    30,698,741     20,043,396     7,479,471     8,914,320
 ----------------------------------------------------------------------------------------
      46,228,863     69,230,567    27,170,943     23,036,038     8,246,978     9,617,322
 ----------------------------------------------------------------------------------------
      47,761,443    349,531,410   113,100,468     78,503,918    25,280,806    24,433,670
 ----------------------------------------------------------------------------------------
    $ 93,990,306   $418,761,977  $140,271,411   $101,539,956   $33,527,784   $34,050,992
 ----------------------------------------------------------------------------------------
    $     32,869   $    151,592  $         --   $    347,428   $    21,096   $    22,171
 ----------------------------------------------------------------------------------------

       2,886,337      2,754,076     1,567,306      1,685,123       624,858       723,684
          22,352        588,450       136,501         75,866         7,857        10,270
        (715,652)    (2,329,380)     (839,957)      (902,867)     (239,516)     (260,635)
 ----------------------------------------------------------------------------------------
       2,193,037      1,013,146       863,850        858,122       393,199       473,319
 ----------------------------------------------------------------------------------------

          35,269         87,121        20,737          8,322            --            --
             379         11,026         1,101            309            --            --
         (91,504)       (24,603)       (3,660)        (2,521)           --            --
 ----------------------------------------------------------------------------------------
         (55,856)        73,544        18,178          6,110            --            --
 ----------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
  For the Year Ended October 31, 1997

                                        SHORT-TERM
                                        GOVERNMENT          BOND      BALANCED
                                              FUND          FUND          FUND
  INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS
  Net investment income (loss)        $  2,399,327  $ 10,655,550  $  2,113,788
  Net realized gain (loss) on
  investments and foreign currency
  transactions                            (133,888)     (143,004)    5,557,357
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                               314,447     4,412,106     7,648,745
 ------------------------------------------------------------------------------
  INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                        2,579,886    14,924,652    15,319,890
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
  Institutional Shares                  (2,392,682)  (10,693,018)   (2,044,522)
  Service Shares                            (6,645)      (15,032)      (10,379)
  From net realized gain on
  investment transactions:
  Institutional Shares                          --      (184,700)   (3,708,475)
  Service Shares                                --            --            --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS                          (2,399,327)  (10,892,750)   (5,763,376)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Proceeds from sale of shares:
  Institutional Shares                  31,421,375    96,052,292    44,216,003
  Service Shares                           447,777       711,647     1,166,221
  Reinvestment of dividends and
  distributions:
  Institutional Shares                   1,434,765     8,300,085     5,674,564
  Service Shares                             5,599        13,229        10,147
  Cost of shares redeemed:
  Institutional Shares                 (18,031,858)  (41,772,254)  (23,479,903)
  Service Shares                            (6,679)           --       (22,933)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM SHARE TRANSACTIONS     15,270,979    63,304,999    27,564,099
 ------------------------------------------------------------------------------
  TOTAL INCREASE                        15,451,538    67,336,901    37,120,613
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                     33,838,511   151,204,716    69,880,248
 ------------------------------------------------------------------------------
  End of year                         $ 49,290,049  $218,541,617  $107,000,861
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME                   $     59,144  $    103,694  $    209,213
 ------------------------------------------------------------------------------
  SUMMARY OF SHARE TRANSACTIONS:
  Institutional Shares
  Sold                                   1,714,904     5,037,764     1,767,694
  Issued on reinvestment of
  dividends and distributions               78,311       436,023       236,855
  Redeemed                                (985,134)   (2,196,219)     (949,694)
 ------------------------------------------------------------------------------
  INCREASE IN SHARES OUTSTANDING           808,081     3,277,568     1,054,855
 ------------------------------------------------------------------------------
  Service Shares
  Sold                                      24,418        37,357        46,192
  Issued on reinvestment of
  dividends and distributions                  304           690           392
  Redeemed                                    (363)           --          (867)
 ------------------------------------------------------------------------------
  INCREASE IN SHARES OUTSTANDING            24,359        38,047        45,717
 ------------------------------------------------------------------------------

 (a) The Growth and Income Fund commenced operations on March 3, 1997.
 (b) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermedi-ate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

                                                                               MISSOURI
                                                                 NATIONAL      TAX-FREE
     GROWTH AND                                                  TAX-FREE  INTERMEDIATE
         INCOME                               INTERNATIONAL  INTERMEDIATE         BOND
        FUND(A)    GROWTH FUND   MIDCAP FUND    EQUITY FUND  BOND FUND(B)       FUND(B)
    $   184,289   $  1,685,496  $   (538,557)   $   238,210   $   809,481   $   806,516
        101,071     22,981,707     6,551,956      2,055,325         5,845        18,879
      2,875,647     40,425,005     9,385,946        712,317       458,468       385,392
 ---------------------------------------------------------------------------------------
      3,161,007     65,092,208    15,399,345      3,005,852     1,273,794     1,210,787
 ---------------------------------------------------------------------------------------
       (152,431)    (1,656,440)           --       (268,546)     (809,481)     (806,516)
         (3,059)       (10,547)           --             --            --            --
             --    (14,172,190)     (781,830)      (598,118)           --       (14,681)
             --             --            --             --            --            --
 ---------------------------------------------------------------------------------------
       (155,490)   (15,839,177)     (781,830)      (866,664)     (809,481)     (821,197)
 ---------------------------------------------------------------------------------------
     44,109,295    135,701,270    44,321,047     38,848,968    10,977,557    10,099,731
      2,586,874      5,567,088     3,397,877        240,846            --            --
        117,222     14,235,374       679,188        679,366       127,490       133,039
          2,980         10,529            --             --            --            --
     (2,058,993)   (64,005,148)  (21,768,366)   (14,993,427)   (3,901,839)   (3,223,104)
         (1,452)      (138,519)   (2,788,233)           (49)           --            --
 ---------------------------------------------------------------------------------------
     44,755,926     91,370,594    23,841,513     24,775,704     7,203,208     7,009,666
 ---------------------------------------------------------------------------------------
     47,761,443    140,623,625    38,459,028     26,914,892     7,667,521     7,399,256
 ---------------------------------------------------------------------------------------
             --    208,907,785    74,641,440     51,589,026    17,613,285    17,034,414
 ---------------------------------------------------------------------------------------
    $47,761,443   $349,531,410  $113,100,468    $78,503,918   $25,280,806   $24,433,670
 ---------------------------------------------------------------------------------------
    $    28,799   $     40,965  $         --    $   236,149   $    15,303   $    16,372
 ---------------------------------------------------------------------------------------
      2,164,150      4,256,557     1,462,199      1,709,863       589,481       548,660
          5,534        495,397        23,891         31,992         6,843         7,233
        (98,895)    (2,015,211)     (741,233)      (662,113)     (209,410)     (175,860)
 ---------------------------------------------------------------------------------------
      2,070,789      2,736,743       744,857      1,079,742       386,914       380,033
 ---------------------------------------------------------------------------------------
        118,593        170,508       111,102         10,451            --            --
            142            309            --             --            --            --
            (68)        (3,937)      (91,122)            (2)           --            --
 ---------------------------------------------------------------------------------------
        118,667        166,880        19,980         10,449            --            --
 ---------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             INCOME FROM                DISTRIBUTIONS
                                        INVESTMENT OPERATIONS          TO SHAREHOLDERS
                                      ------------------------- ------------------------------
                            NET ASSET              NET REALIZED               FROM NET
                               VALUE,        NET AND UNREALIZED   FROM NET    REALIZED
                            BEGINNING INVESTMENT GAIN (LOSS) ON INVESTMENT     GAIN ON
                            OF PERIOD     INCOME INVESTMENTS(B)     INCOME INVESTMENTS
 SHORT-TERM GOVERNMENT FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $18.47     $1.10        $ 0.32       $(1.11)    $   --
  Service Shares              18.48      1.06          0.31        (1.06)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        18.43      1.11          0.04        (1.11)        --
  Service Shares(a)           18.37      0.92          0.11        (0.92)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.83      1.09         (0.18)       (1.09)     (0.22)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      1.06          0.83        (1.06)        --
 BOND FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $19.43     $1.15        $ 0.41       $(1.15)    $   --
  Service Shares              19.43      1.11          0.42        (1.11)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        19.07      1.17          0.39        (1.18)     (0.02)
  Service Shares(a)           19.00      0.94          0.43        (0.94)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        19.61      1.16         (0.28)       (1.16)     (0.26)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      1.12          1.61        (1.12)        --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

                                                                   RATIOS ASSUMING NO WAIVER OF
                                                                    INVESTMENT ADVISORY FEES OR
                                                                      EXPENSE REIMBURSEMENTS
                                                                   ----------------------------
                         NET ASSETS     RATIO OF          RATIO OF    RATIO OF          RATIO OF
   NET ASSET              AT END OF NET EXPENSES    NET INVESTMENT EXPENSES TO    NET INVESTMENT PORTFOLIO
  VALUE, END       TOTAL     PERIOD   TO AVERAGE INCOME TO AVERAGE     AVERAGE INCOME TO AVERAGE  TURNOVER
   OF PERIOD   RETURN(C)  (IN 000S)   NET ASSETS        NET ASSETS  NET ASSETS        NET ASSETS      RATE
    $18.78        7.94%   $ 69,538      0.68%          5.90%          1.04%          5.55%           48%
     18.79        7.67         968      0.93           5.63           1.29           5.28            48
----------------------------------------------------------------------------------------------------------
     18.47        6.45      48,840      0.68           6.04           1.11           5.61            36
     18.48        5.81         450      0.93(d)        5.64(d)        1.36(d)        5.21(d)         36
----------------------------------------------------------------------------------------------------------
     18.43        5.02      33,839      0.68           5.90           1.11           5.47            12
----------------------------------------------------------------------------------------------------------
     18.83       10.72      20,211      0.68(d)        6.38(d)        1.14(d)        5.92(d)        158
    $19.84        8.27%   $305,396      0.83%          5.86%          0.83%          5.86%           30%
     19.85        8.05       1,059      1.08           5.59           1.08           5.59            30
----------------------------------------------------------------------------------------------------------
     19.43        8.50     217,803      0.85           6.14           0.85           6.14            19
     19.43        7.48         739      1.10(d)        5.67(d)        1.10(d)        5.67(d)         19
----------------------------------------------------------------------------------------------------------
     19.07        4.71     151,205      0.84           6.10           0.84           6.10            31
----------------------------------------------------------------------------------------------------------
     19.61       15.59      98,504      0.88(d)        6.64(d)        0.88(d)        6.64(d)         58
----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             INCOME FROM                DISTRIBUTIONS
                                        INVESTMENT OPERATIONS          TO SHAREHOLDERS
                                      ------------------------- ------------------------------
                            NET ASSET              NET REALIZED               FROM NET
                               VALUE,        NET AND UNREALIZED   FROM NET    REALIZED
                            BEGINNING INVESTMENT        GAIN ON INVESTMENT     GAIN ON
                            OF PERIOD     INCOME INVESTMENTS(B)     INCOME INVESTMENTS
 BALANCED FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $26.67     $0.59        $ 1.67       $(0.59)    $(1.30)
  Service Shares              26.66      0.53          1.65        (0.53)     (1.30)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        24.00      0.59          3.93        (0.59)     (1.26)
  Service Shares(a)           23.25      0.40          3.42        (0.41)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        22.10      0.54          2.56        (0.54)     (0.66)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) Through
   October 31, 1995
  Institutional Shares        18.00      0.59          4.06        (0.55)        --
 GROWTH AND INCOME FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $21.82     $0.18        $(0.05)      $(0.19)    $(0.04)
  Service Shares              21.81      0.16         (0.09)       (0.11)     (0.04)
 ---------------------------------------------------------------------------------------------
  For the Period March 3,
   1997 (Commencement of
   Operations) Through Oc-
   tober 31, 1997
  Institutional Shares        18.00      0.15          3.80        (0.13)        --
  Service Shares              18.00      0.12          3.80        (0.11)        --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                 COMMERCE FUNDS

                                                                   RATIOS ASSUMING NO WAIVER OF
                                                                    INVESTMENT ADVISORY FEES OR
                                                                      EXPENSE REIMBURSEMENTS
                                                                   -----------------------------
                         NET ASSETS     RATIO OF          RATIO OF    RATIO OF          RATIO OF
   NET ASSET              AT END OF NET EXPENSES    NET INVESTMENT EXPENSES TO    NET INVESTMENT PORTFOLIO
  VALUE, END       TOTAL     PERIOD   TO AVERAGE INCOME TO AVERAGE     AVERAGE INCOME TO AVERAGE  TURNOVER
   OF PERIOD   RETURN(C) (IN 000'S)   NET ASSETS        NET ASSETS  NET ASSETS        NET ASSETS      RATE
    $27.04        8.68%   $123,717      1.13%          2.20%          1.49%          1.84%           68%
     27.01        8.36       2,594      1.38           1.99           1.74           1.63            68
----------------------------------------------------------------------------------------------------------
     26.67       19.92     105,782      1.13           2.44           1.53           2.04            31
     26.66       16.53       1,219      1.38(d)        2.13(d)        1.78(d)        1.73(d)         31
----------------------------------------------------------------------------------------------------------
     24.00       14.45      69,880      1.13           2.47           1.45           2.15            58
----------------------------------------------------------------------------------------------------------
     22.10       26.14      48,329      1.13(d)        3.28(d)        1.45(d)        2.96(d)         59
    $21.72        0.53%   $ 92,625      1.16%          0.82%          1.16%          0.82%           55%
     21.73        0.30       1,365      1.41           0.60           1.41           0.60            55
----------------------------------------------------------------------------------------------------------
     21.82       22.00      45,173      1.20(d)        1.30(d)        2.02(d)        0.48(d)          5
     21.81       21.81       2,588      1.45(d)        1.02(d)        2.27(d)        0.20(d)          5
----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             INCOME FROM                DISTRIBUTIONS
                                        INVESTMENT OPERATIONS          TO SHAREHOLDERS
                                      ------------------------- ------------------------------

                            NET ASSET        NET   NET REALIZED               FROM NET
                               VALUE, INVESTMENT AND UNREALIZED   FROM NET    REALIZED
                            BEGINNING     INCOME        GAIN ON INVESTMENT     GAIN ON
                            OF PERIOD     (LOSS) INVESTMENTS(B)     INCOME INVESTMENTS
 GROWTH FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $34.54     $ 0.07       $5.06        $(0.06)    $(2.24)
  Service Shares              34.50      (0.01)       5.05         (0.01)     (2.24)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.95       0.19        7.51         (0.19)     (1.92)
  Service Shares(a)           28.26       0.09        6.25         (0.10)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        24.68       0.19        5.40         (0.19)     (1.13)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00       0.15        6.68         (0.15)        --
 MIDCAP FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $33.02     $(0.13)      $1.48            --     $(1.80)
  Service Shares              32.94      (0.16)       1.42            --      (1.80)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.06      (0.13)       5.38            --      (0.29)
  Service Shares(a)           28.64      (0.11)       4.41            --         --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        25.30      (0.07)       3.51            --      (0.68)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      (0.04)       7.34            --         --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                  COMMERCE FUNDS

                                 NET
                              ASSETS
                              AT END                        RATIO OF
                                  OF       RATIO OF   NET INVESTMENT
   NET ASSET                  PERIOD   NET EXPENSES    INCOME (LOSS)   PORTFOLIO
  VALUE, END        TOTAL        (IN     TO AVERAGE       TO AVERAGE    TURNOVER
   OF PERIOD    RETURN(C)     000'S)     NET ASSETS      NET ASSETS         RATE
    $37.37        15.38%    $409,797       1.08%           0.20%           53%
     37.29        15.10        8,965       1.33           (0.06)           53
--------------------------------------------------------------------------------
     34.54        28.12      343,773       1.11            0.60            32
     34.50        22.47        5,758       1.36(d)         0.35(d)         32
--------------------------------------------------------------------------------
     28.95        23.43      208,908       1.08            0.72            36
--------------------------------------------------------------------------------
     24.68        38.06      141,735       1.11(d)         0.81(d)         33
    $32.57         3.96%    $139,035       1.16%          (0.58)%          76%
     32.40         3.68        1,236       1.41           (0.82)           76
--------------------------------------------------------------------------------
     33.02        18.88      112,442       1.23           (0.61)           89
     32.94        15.01          658       1.48(d)        (0.95)(d)        89
--------------------------------------------------------------------------------
     28.06        13.78       74,641       1.22           (0.37)           71
--------------------------------------------------------------------------------
     25.30        40.56       41,665       1.32(d)        (0.29)(d)        59
--------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                              INCOME FROM                 DISTRIBUTIONS
                                         INVESTMENT OPERATIONS           TO SHAREHOLDERS
                                      --------------------------- ------------------------------
                                                     NET REALIZED
                                                   AND UNREALIZED
                                                   GAIN (LOSS) ON
                            NET ASSET             INVESTMENTS AND               FROM NET
                               VALUE,        NET          FOREIGN   FROM NET    REALIZED
                            BEGINNING INVESTMENT CURRENCY RELATED INVESTMENT     GAIN ON
                            OF PERIOD     INCOME  TRANSACTIONS(B)     INCOME INVESTMENTS
 INTERNATIONAL EQUITY FUND
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares       $22.10     $0.10         $1.45         $(0.08)    $(0.57)
  Service Shares              22.06      0.05          1.44          (0.06)     (0.57)
 -----------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        20.96      0.06          1.42          (0.10)     (0.24)
  Service Shares(a)           21.70      0.01          0.35             --         --
 -----------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.64      0.11          2.35          (0.07)     (0.07)
 -----------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      0.12          0.55          (0.03)        --
 -----------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                  COMMERCE FUNDS

                                                                   RATIOS ASSUMING NO WAIVER OF
                                                                   INVESTMENT ADVISORY FEES OR
                                                                      EXPENSE REIMBURSEMENTS
                                                                   ----------------------------
                                                                                               RATIO OF
                         NET ASSETS     RATIO OF          RATIO OF     RATIO OF          NET INVESTMENT
   NET ASSET              AT END OF NET EXPENSES    NET INVESTMENT  EXPENSES TO           INCOME (LOSS)         PORTFOLIO
  VALUE, END       TOTAL     PERIOD   TO AVERAGE INCOME TO AVERAGE      AVERAGE              TO AVERAGE          TURNOVER
   OF PERIOD   RETURN(C) (IN 000'S)   NET ASSETS        NET ASSETS   NET ASSETS              NET ASSETS              RATE
    $23.00        7.16%   $101,161      1.62%          0.46%                   2.14%                 (0.06)%        22%
     22.92        6.88         379      1.87           0.19                    2.39                  (0.33)         22
-------------------------------------------------------------------------------------------------------------------------
     22.10        7.15      78,273      1.72           0.35                    2.23                  (0.16)         22
     22.06        1.66         231      1.97(d)        0.14(d)                 2.48(d)               (0.37)(d)      22
-------------------------------------------------------------------------------------------------------------------------
     20.96       13.25      51,589      1.72           0.74                    2.64                  (0.18)         21
-------------------------------------------------------------------------------------------------------------------------
     18.64        3.73      21,014      1.81(d)        1.06(d)                 3.50(d)               (0.63)(d)      25
-------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             INCOME FROM                  DISTRIBUTIONS
                                        INVESTMENT OPERATIONS            TO SHAREHOLDERS
                                      ------------------------- ---------------------------------
                            NET ASSET              NET REALIZED
                               VALUE,        NET AND UNREALIZED   FROM NET       FROM NET
                            BEGINNING INVESTMENT GAIN (LOSS) ON INVESTMENT  REALIZED GAIN
                            OF PERIOD     INCOME INVESTMENTS(B)     INCOME ON INVESTMENTS
 NATIONAL TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended Octo-
  ber 31, 1998               $18.85     $0.74        $ 0.48       $(0.74)          --
  For the Year Ended Octo-
  ber 31, 1997                18.46      0.72          0.39        (0.72)          --
  For the Year Ended Octo-
  ber 31, 1996                18.54      0.73         (0.07)       (0.73)       (0.01)
  For the Period February
   21, 1995(a)
   through October 31,
   1995                       18.00      0.54          0.54        (0.54)          --
 MISSOURI TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended Octo-
  ber 31, 1998               $18.61     $0.74        $ 0.47       $(0.74)      $(0.01)
  For the Year Ended Octo-
  ber 31, 1997                18.26      0.76          0.37        (0.76)       (0.02)
  For the Year Ended Octo-
  ber 31, 1996                18.40      0.76         (0.14)       (0.76)          --
  For the Period February
   21, 1995(a)
   through October 31,
   1995                       18.00      0.57          0.40        (0.57)          --
 ------------------------------------------------------------------------------------------------

 (a) Commencement of operations.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
 (d) Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                  COMMERCE FUNDS

                                                                   RATIOS ASSUMING NO WAIVER OF
                                                                   INVESTMENT ADVISORY FEES AND
                                                                      EXPENSE REIMBURSEMENTS
                                                                   ----------------------------
                         NET ASSETS     RATIO OF          RATIO OF    RATIO OF          RATIO OF
   NET ASSET              AT END OF NET EXPENSES    NET INVESTMENT EXPENSES TO    NET INVESTMENT PORTFOLIO
  VALUE, END       TOTAL    PERIOD,   TO AVERAGE INCOME TO AVERAGE AVERAGE NET INCOME TO AVERAGE  TURNOVER
   OF PERIOD   RETURN(C) (IN 000'S)   NET ASSETS        NET ASSETS      ASSETS       NET  ASSETS      RATE
    $19.33       6.59%    $33,528       0.74%          3.87%          1.04%          3.57%           41%
     18.85       6.16      25,281       0.85           3.89           1.15           3.59             6
     18.46       3.60      17,613       0.85           3.93           1.55           3.23            34
     18.54       6.06      10,721       0.85(d)        4.19(d)        1.90(d)        3.14(d)         19
    $19.07       6.65%    $34,051       0.65%          3.93%          1.03%          3.55%           34%
     18.61       6.31      24,434       0.65           4.14           1.21           3.58            13
     18.26       3.43      17,034       0.65           4.14           1.58           3.21            49
     18.40       5.45       8,889       0.65(d)        4.41(d)        2.12(d)        2.94(d)         52
----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements
October 31, 1998
 1. ORGANIZATION

 The Commerce Funds (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of nine portfo-lios (individually, a "Fund" and collectively, the "Funds"): Short-Term Gov-ernment Fund, Bond Fund, Balanced Fund, Growth and Income Fund, Growth Fund, MidCap Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund (formerly National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund, respectively). Each of the Funds (except National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Inter-mediate Bond Fund which only offer Institutional Shares) offer two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company under the 1940 Act, other than the Missouri Tax-Free Intermediate Bond Fund, which is registered as non-diversi-fied under the 1940 Act.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires manage-ment to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. ex-change or the NASDAQ system are valued at their last sale or closing price on the principal exchange on which they are traded or NASDAQ, on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked prices. The value of a Fund's portfolio securities that are traded on stock exchanges outside the United States are based upon the price on that exchange as of the close of business of the exchange immediately preceding the time of valuation. Un-listed equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed-income securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are val-ued at amortized cost. Restricted securities, and other securities for which quotations are not available, are valued at fair value using methods approved by the Board of Trustees.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded as of the trade date. Realized gains and losses on sales of in-vestments are calculated on the identified cost basis. Dividend income is re-corded on the ex-dividend date and interest income is recorded on the accrual basis.

 C. PREMIUMS AND DISCOUNTS ON DEBT SECURITIES OWNED -- The National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, MidCap and International Eq-uity Funds accrete market discounts and amortize premiums on a yield to matu-rity basis. The Short-Term Government, Bond, Balanced and Growth and Income Funds do not accrete market discounts or amortize premiums on long-term debt securities. The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses increase or decrease ordinary taxable income available for distribu-tions and are included in interest income in the accompanying Statements of Operations. For all Funds, original issue discount on debt securities is am-ortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

 D. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments, other assets and liabilities initially expressed in foreign currencies are con-verted each business day into U.S. dollars based on current

                                                                 COMMERCE FUNDS
 exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
   Net realized gain (loss) on foreign currency transactions represent: (i) foreign exchange gains and losses from the sale of foreign currencies; (ii) foreign exchange gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) foreign exchange gains and losses from the difference between amounts of div-idends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabili-ties.

 E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The International Equity Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or port-folio positions as a means to manage its foreign exchange rate risk. All com-mitments are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the for-ward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these con-tracts as a result of the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a for-eign currency relative to the U.S. dollar.

 F. FEDERAL TAXES -- Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable and tax-exempt income to its shareholders. Accordingly, no federal income tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules.
   As of the Trust's most recent tax year-end, the International Equity Fund had capital loss carryforwards for U.S. federal income tax purposes:

 FUND                                   AMOUNT                       YEAR OF EXPIRATION
 --------------------------------------------------------------------------------------
 International Equity Fund            $1,426,951                                   2006
 --------------------------------------------------------------------------------------

   This amount is available to be carried forward to offset future capital gains of the Fund to the extent permitted by applicable laws or regulations.

 G. DEFERRED ORGANIZATION EXPENSES -- Organization costs are being amortized on a straight-line basis over a period of five years beginning with the com-mencement of each of the Fund's operations. If any or all of the shares held by The Goldman Sachs Group, L.P. representing initial capital of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organization expense.

 H. EXPENSES -- Expenses incurred by the Funds which do not specifically re-late to an individual Fund are allocated to the Funds based on each Fund's relative average daily net assets for the period. Service Class shareholders bear all expenses and fees relating to the Distribution Plan.

 I. REPURCHASE AGREEMENTS -- During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is re-quired to equal or exceed the value of the repurchase agreement. The under-lying collateral for all repurchase agreements is held in safekeeping in the customer-only account, at the Funds' custodian, or at sub-custodians. The market value of the underlying collateral is monitored by daily pricing.
   In connection with transactions in repurchase agreements, if the seller de-faults and the value of the security declines, or if the seller enters an in-solvency proceeding, realization of the collateral by the Trust may be delayed or limited.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 1998

 J. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net invest-ment income are declared daily and paid monthly by the Short-Term Government, Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds; declared and paid quarterly by the Balanced, Growth and Income and Growth Funds; and declared and paid annually by the MidCap and Interna-tional Equity Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least an-nually. Distributions to shareholders are recorded on the ex-dividend date.

 3. AGREEMENTS

 The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the following annual rate of the corresponding Fund's average daily net assets:

  Short-Term Government Fund                 .50%
 ------------------------------------------------
  Bond Fund                                  .50%
 ------------------------------------------------
  Balanced Fund                             1.00%
 ------------------------------------------------
  Growth and Income Fund                     .75%
 ------------------------------------------------
  Growth Fund                                .75%
 ------------------------------------------------
  MidCap Fund                                .75%
 ------------------------------------------------
  International Equity Fund                 1.50%
 ------------------------------------------------
  National Tax-Free Intermediate Bond Fund   .50%
 ------------------------------------------------
  Missouri Tax-Free Intermediate Bond Fund   .50%
 ------------------------------------------------

   As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with Rowe Price-Fleming International, Inc. (the "Sub-Advisor") whereby the Sub-Advisor manages the investment assets of the Inter-national Equity Fund. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

  AVERAGE DAILY NET ASSETS   ANNUAL RATE
 ---------------------------------------
  First $20 million                 .75%
 ---------------------------------------
  Next $30 million                  .60%
 ---------------------------------------
  Over $50 million                  .50%
 ---------------------------------------

   In addition, the sub-advisor has voluntarily agreed to waive a portion of its sub-advised fees on the International Equity Fund when the Fund's assets exceed $200 million to 0.50% of the average daily net assets of the Fund.
   For the year ended October 31, 1998, the Advisor has voluntarily agreed to waive a portion of its advisory fee for certain portfolios. The resulting ad-visory fees are .30% for the Short-Term Government Fund, .66% for the Bal-anced Fund, .98% for the International Equity Fund, .39% for the National Tax-Free Intermediate Bond Fund and .30% for the Missouri Tax-Free Intermedi-ate Bond Fund. The effect of these waivers by the Advisor for the year ended October 31, 1998 was to reduce advisory fees by $114,722, $426,241, $485,815,
 $33,187 and $57,793 for the Short-Term Government, Balanced, International Equity, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermedi-ate Bond Funds, respectively.
   In addition, for the year ended October 31, 1998, the Advisor has voluntar-ily agreed to reimburse expenses (excluding interest, taxes, distribution ex-penses and extraordinary expenses) to the extent that such expenses exceed, on an annualized basis, .68%, .88%, 1.13%, 1.20%, 1.13%, 1.72% and .65% of average net assets of the Short-Term Government, Bond,

                                                                 COMMERCE FUNDS
 Balanced, Growth and Income, Growth, International Equity and Missouri Tax-Free Intermediate Bond Funds, respectively. Effective February 6, 1998, the Advisor has voluntarily agreed to reimburse expenses (excluding interest, taxes, distribution expenses and extraordinary expenses) for the National Tax-Free Intermediate Bond Fund to the extent that such expenses exceed, on an annualized basis .70% of average net assets. Prior thereto, the expense limitation was .85% of average net assets. The effect of these reimbursements by the Advisor for the year ended October 31, 1998 was to reduce expenses by $89,204, $12,972, $0, $54,535 and $50,592 for the Short-Term Government, Bal-
 anced, Growth and Income, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respectively. The amount reimbursable to the Short-Term Government, Balanced and Missouri Tax-Free Intermediate Bond Funds at October 31, 1998 was approximately $11,000, $2,000 and $4,000, re-spectively, and are netted in "Advisory fees payable" in the accompanying Statements of Assets and Liabilities. Included in "Advisory fees payable " in the accompanying Statements of Assets and Liabilities of the National Tax-Free Intermediate Bond Fund was approximately $1,200 related to excess reim-bursement payable to the Advisor.
  Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., serves as the Trust's administrator, pursuant to an Ad-ministration Agreement. Under the Administration Agreement, GSAM administers the Trust's business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund.
  Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge im-posed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund is 2.00%; for all other Funds' Service Shares, the maximum sales charge is 3.50%. For the National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds' Institutional Shares there is a maximum sales charge of 3.50% which was removed effective November 1, 1998. Goldman Sachs has advised the Trust that it has retained approximately $35,847 for the year ended October 31, 1998.
  The Trust, on behalf of each Fund (except the National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), has adopted a Dis-tribution Plan for the Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the distribution plan, payments by each Fund for distribution ex-penses may not exceed .25% (annualized) of the average daily net assets of the Fund's Service Shares.
  Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render share-holder administration support services. For these services, the Service Orga-nizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations

 4. INVESTMENT TRANSACTIONS

 Purchases and proceeds from sales or maturities of long-term securities for the year ended October 31, 1998 were as follows:

 SHORT-TERM GOVERNMENT FUND
 Purchases (excluding U.S. Government securities)  $ 10,644,913
 Sales (excluding U.S. Government securities)         5,317,228
 Purchases of U.S. Government securities             35,055,176
 Sales of U.S. Government securities                 20,912,158
 --------------------------------------------------------------
 BOND FUND
 Purchases (excluding U.S. Government securities)  $112,357,032
 Sales (excluding U.S. Government securities)        13,837,628
 Purchases of U.S. Government securities             50,747,241
 Sales of U.S. Government securities                 64,495,453
 --------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 1998

 BALANCED FUND
 Purchases (excluding U.S. Government securities)  $ 78,192,094
 Sales (excluding U.S. Government securities)        57,692,782
 Purchases of U.S. Government securities             15,223,789
 Sales of U.S. Government securities                 23,843,039
 --------------------------------------------------------------
 GROWTH AND INCOME FUND
 Purchases (excluding U.S. Government securities)  $ 93,813,608
 Sales (excluding U.S. Government securities)        42,565,295
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------
 GROWTH FUND
 Purchases (excluding U.S. Government securities)  $211,688,044
 Sales (excluding U.S. Government securities)       199,209,987
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------
 MIDCAP FUND
 Purchases (excluding U.S. Government securities)  $117,652,070
 Sales (excluding U.S. Government securities)        97,984,942
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
 Purchases (excluding U.S. Government securities)  $ 38,071,461
 Sales (excluding U.S. Government securities)        19,820,710
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------
 NATIONAL TAX-FREE INTERMEDIATE BOND FUND
 Purchases (excluding U.S. Government securities)  $ 18,475,122
 Sales (excluding U.S. Government securities)        11,487,822
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------
 MISSOURI TAX-FREE INTERMEDIATE BOND FUND
 Purchases (excluding U.S. Government securities)  $ 16,464,234
 Sales (excluding U.S. Government securities)         9,378,175
 Purchases of U.S. Government securities                     --
 Sales of U.S. Government securities                         --
 --------------------------------------------------------------

 5. CONCENTRATION OF CREDIT RISK

 The Missouri Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt obligations of issuers located in the State of Missouri. The National Tax-Free Intermediate Bond Fund may invest significant amounts in selected states. The issuers' abilities to meet their obligations may be af-fected by the states' economic and political developments.

                                                                 COMMERCE FUNDS

 6. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Short-Term Government, Bond, Balanced, Growth, MidCap, International Equity, National Tax-Free In-termediate Bond and Missouri Tax-Free Intermediate Bond Funds have reclassi-fied $4,577, $5,724, $5,516, $5,842, $5,350, $5,318, $5,793 and $5,799
 respectively, from paid-in capital to accumulated undistributed net invest-ment income. The MidCap Fund has reclassified $765,167 of accumulated net in-vestment loss to paid-in capital. The International Equity Fund has reclassified $88,000 of accumulated net realized loss on foreign currency re-lated transactions to accumulated undistributed net investment income and has reclassified $52,604 of accumulated net realized gain on investments to accu-mulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.


 THE COMMERCE FUNDS (UNAUDITED)

 During the year ended October 31, 1998, 96.59% and 97.22% of the distributions paid by the National Tax-Free Intermediate Bond Fund and the Missouri Tax-Free Intermediate Bond Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax. The remaining distributions were taxable ordinary income dividends.

 During the year ended October 31, 1998, 2.30% and 1.42% of the ex-empt-interest dividends paid by the National Tax-Free Intermediate Bond Fund and the Missouri Tax-Free Intermediate Bond Fund, re-spectively, were derived from Private Activity Bonds or Alterna-tive Minimum Tax Bonds ("AMT Bonds").

 During the year ended October 31, 1998, 25.35%, 100.00% and 99.86% of the dividends paid from net investment income by the Balanced Fund, Growth and Income Fund and Growth Fund, respectively, qual-ify for the dividends received deduction available to corpora-tions.

COMMERCE FUNDS
Independent Auditors' Report
 The Board of Trustees and Shareholders of
 The Commerce Funds:

 We have audited the accompanying statements of assets and liabilities of The Short-Term Government Fund, The Bond Fund, The Balanced Fund, The Growth & Income Fund, The Growth Fund, The MidCap Fund, The International Equity Fund, The National Tax-Free Intermediate Bond Fund (formerly The National Tax-Free Bond Fund), and The Missouri Tax-Free Intermediate Bond Fund (formerly The Missouri Tax-Free Bond Fund), portfolios of The Commerce Funds, (collective-ly, The Commerce Funds), including statements of investments as of October 31, 1998 and the related statements of operations for the year ended October 31, 1998, the statements of changes in net assets for each of the years in the two-year period ended October 31, 1998 for The Short-Term Government Fund, The Bond Fund, The Balanced Fund, the Growth Fund, The MidCap Fund, The International Equity Fund, The National Tax-Free Intermediate Bond Fund, and The Missouri Tax-Free Intermediate Bond Fund, and for the year ended October 31, 1998 and the period from March 3, 1997 to October 31, 1997 for The Growth and Income Fund and financial highlights for each of the years or periods in the four-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of The Commerce Funds' manage-ment. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements and financial highlights. Our procedures included confirma-tion of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting prin-ciples used and significant estimates made by management, as well as evaluat-ing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 1998, and the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                   KPMG Peat Marwick LLP

 Kansas City, Missouri
 December 11, 1998

                              The Commerce Funds



                                   Trustees

                           J. Eric Helsing, Chairman

                               Randall D. Barron

                                David L. Bodde

                                John J. Holland

                                 Warren Weaver



                                   Officers

                           Warren Weaver, President

                      Philip V. Giuca Jr., Vice President

                        Gordon F. Linke, Vice President

                        Nancy L. Mucker, Vice President

                       John M. Perlowski, Vice President

                         Randall D. Barron, Treasurer

                       W.  Bruce McConnel III, Secretary

                    Michael J. Richman, Assistant Secretary

                    Howard B. Surloff, Assistant Secretary



This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISER                              DISTRIBUTOR
Commerce Bank, N.A.                             Goldman, Sachs & Co.
                                                85 Broad Street
                                                New York, New York 10004
INVESTMENT SUB-ADVISER,
INTERNATIONAL EQUITY FUND
Rowe Price-Fleming International, Inc.          ADMINISTRATOR
100 East Pratt Street                           Goldman Sachs Asset Management
Baltimore, Maryland 21202                       One New York Plaza
                                                New York, New York 10004
CUSTODIAN
State Street Bank & Trust Company               INDEPENDENT AUDITORS
225 Franklin Street                             KPMG Peat Marwick LLP
Boston, Massachusetts 02110                     1000 Walnut Street
                                                Kansas City, Missouri 64106
TRANSFER AGENT
State Street Bank & Trust Company               LEGAL COUNSEL
330 W. 9th                                      Drinker Biddle & Reath LLP
4th Floor                                       1345 Chestnut Street
Kansas City, Missouri 64105                     Philadelphia, Pennsylvania 19107






                     [LOGO OF COMMERCE FUNDS APPEARS HERE]


                            8000 Forsyth Boulevard
                                   Suite 606
                           St. Louis, Missouri 63105

                               922 Walnut Street
                                  Third Floor
                          Kansas City, Missouri 64106

                             www.commercefunds.com

                                1-800-995-6365



                                                                         CB 5041
                                                     Date of first use: 12/31/98